UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2014


[LOGO OF USAA]
   USAA(R)

                        [GRAPHIC OF USAA CORNERSTONE MODERATELY AGGRESSIVE FUND]

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          SEMIANNUAL REPORT
          USAA CORNERSTONE MODERATELY
          AGGRESSIVE FUND
          NOVEMBER 30, 2014

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PRESIDENT'S MESSAGE

"...[A] KEY DETERMINANT OF INVESTMENT
SUCCESS IS THE ABILITY TO DEAL WITH OUR             [PHOTO OF BROOKS ENGLEHARDT]
EMOTIONAL REACTIONS."

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JANUARY 2015

The reporting period was perilous for those who believe they can gauge - and trade - the direction of the financial markets. When the period began in June of last year, many observers believed that longer-term interest rates could not get any lower. In fact, they continued to trend down as the Federal Reserve (the
Fed) gradually tapered (or reduced), and eventually, ended its quantitative easing (QE) bond-buying program. The yield on a 10-year U.S. Treasury, which began the period at 2.48%, ended it at 2.17%. As yields fell, bond prices rose (bond prices and yields move in opposite directions), with longer-term and intermediate-term U.S. Treasuries generating the highest bond-market returns for the reporting period overall. U.S. large-cap stocks performed even better than U.S. Treasuries. After dipping sharply in the first two weeks of October, large-cap stocks rallied and finished the period with a solid gain.

The performance of other asset classes was quite different. During the reporting period, investors generally sold off European stocks, which ended the period in negative territory. Japanese equities notched a gain, but they underperformed versus the broad U.S. stock market. U.S. small-cap stocks declined for most of the period, rebounding during the final weeks to eke out a small positive return. Within fixed-income securities, high-yield spreads (or yield differentials versus risk-free U.S. Treasuries of comparable maturity) widened, suggesting investors were growing concerned about corporate fundamentals amid weaker global economic growth.

Indeed, while the U.S. economy continued to strengthen during the reporting period, other economies did not fare well. Europe's economic growth slowed, Japan struggled to jumpstart its declining economy, and the former engine of global growth - China - weakened. The monetary policies of global central banks reflected the divergence between those economies and our own. As the Fed was ending its QE program, other central banks were easing monetary policy further, pushing down interest rates around the world. At the same time, inflation pressures eased as oil prices fell by nearly a third during the reporting period and natural gas,

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copper, and agricultural commodity prices also declined. Gold prices, however, held up relatively well in comparison, falling only modestly.

Few could have foreseen this investment landscape when the reporting period started. Despite what some experts say, no one can be sure exactly what will happen in the financial markets. I suspect those who tried to time the markets were surprised by the performance of certain asset classes. Under the circumstances, if you decided to adhere to your long-term investment plan, you have every reason to congratulate yourself. This is all the more true when you consider the dramatic headlines that dominated the period, including Russia's involvement in the Ukraine, the Ebola crisis, and the uncertainty in the Middle East. In my opinion, a key determinant of investment success is the ability to deal with our emotional reactions. We believe investors should strive to ignore media noise and focus instead on relevant information, such as the direction of interest rates and the condition of the U.S. economy, which can provide them with the perspective they need to manage their investments. In this respect, a long-term plan can be extremely useful.

That said, as we look ahead to 2015, it may be a good time to review your investment plan and make sure it still suits your goals, risk tolerance, and time horizon. You also may want to rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. If you would like some help, please call one of our financial advisors. They would be happy to assist you.

At USAA Investments, we remain committed to providing you with our best advice, top-notch service and a wide variety of investment choices. Rest assured we will continue monitoring global economic trends, central bank monetary policy, and other factors that potentially could affect your investments. From all of us here, I would like to thank you for the opportunity to serve your investment needs.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market illiquidity, political instability, and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers.
- Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                               1

MANAGERS' COMMENTARY                                                         2

INVESTMENT OVERVIEW                                                          6

FINANCIAL INFORMATION

    Portfolio of Investments                                                10

    Notes to Portfolio of Investments                                       41

    Financial Statements                                                    46

    Notes to Financial Statements                                           49

EXPENSE EXAMPLE                                                             65

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA CORNERSTONE MODERATELY AGGRESSIVE FUND (THE FUND) SEEKS CAPITAL APPRECIATION WITH A SECONDARY FOCUS ON CURRENT INCOME.

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TYPES OF INVESTMENTS

The Fund invests in equity securities, bonds, money market instruments, and other instruments. The Fund will have a target asset class allocation of approximately 60% equity securities and 40% fixed-income securities. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The implementation of the asset allocation may involve the extensive use of equity and fixed-income exchange-traded funds
(ETFs). The Fund may invest in investment-grade and below-investment-grade securities.

The Fund also may use alternative investment strategies and other instruments from time to time, in an attempt to reduce its volatility over time and to enhance the Fund's return and diversification.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1
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MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company             Quantitative Management Associates LLC

    JOHN P. TOOHEY, CFA                       JACOB POZHARNY, Ph.D.
    WASIF A. LATIF                            JOHN VAN BELLE, Ph.D.
    ARNOLD J. ESPE, CFA
    DAN DENBOW, CFA

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o   HOW DID THE GLOBAL FINANCIAL MARKETS PERFORM DURING THE REPORTING PERIOD?

    The U.S. stock market performed very well during the period, with large-cap companies leading the way. The United States is one of the fastest-growing developed world economies, and large-cap companies generally feature strong balance sheets, above-average dividend yields and stable business lines. Large-cap stocks were, therefore, seen as being a relatively good option at a time of slower growth overseas, helping the S&P 500(R) Index to finish the period close to its all-time high. Small-cap stocks, while positive, lagged large-cap stocks somewhat due to their weak showing during September and the first half of October. In contrast to the U.S. market, international equities closed the period with a negative return. While a large portion of the decline resulted from the falling value of overseas currencies relative to the U.S. dollar, the asset class was also hurt by signs of weak growth in both Europe and Japan. Emerging market equities also lost ground, reflecting concerns about the outlook for the world economy and the potential impact of falling commodity prices.

    The U.S. investment-grade bond market was helped by modest economic growth, low inflation and the growing expectation that the Federal Reserve will not be compelled to raise interest rates until late in 2015. Yields on U.S. Treasury bonds fell, as prices rose, and these gains carried

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2  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND
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    through to the rest of the market. While investment-grade bonds performed well, high-yield bonds as a group experienced negative returns during the six-month period. The asset class was hurt by the unfavorable combination of investors exiting the asset class generally and an elevated supply of high-yield bond issues in the early autumn. Later in the period, the sharp downturn in the price of oil weighed on the performance of bonds issued by energy companies, which are heavily represented in the high-yield market.

o HOW DID THE USAA CORNERSTONE MODERATELY AGGRESSIVE FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    For the six-month reporting period ended November 30, 2014, the Fund had a total return of 1.50%. This compares to returns of 8.58% for the S&P 500(R) Index and 1.32% for the Lipper Index*.

    USAA Asset Management Company is the Fund's investment adviser. As the investment adviser, USAA Asset Management Company employs dedicated resources to support the research, selection, and monitoring of the Fund's subadviser. Quantitative Management Associates LLC (QMA) is a subadviser to the Fund. The investment adviser and the subadviser each provide day-to-day discretionary management for a portion of the Fund's assets.


o   PLEASE DISCUSS THE FACTORS THAT HELPED AND HURT PERFORMANCE.

    The Fund's domestic equity allocation delivered a positive return and made an important contribution to performance. Strong stock selection,

    *The Lipper Index tracks the performance of the 30 largest funds within a category consisting of funds that allocate their investments across various asset classes, including both domestic and foreign stocks, bonds, and money market instruments, with a focus on total return, and which have at least 25% of their portfolio invested in securities traded outside of the United States.
    SOURCE: LIPPER, A THOMSON REUTERS COMPANY.

    Refer to page 7 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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    particularly in the information technology, consumer discretionary, and health care sectors, was the key driver of performance in the Fund's domestic equity segment. Our performance also was helped by our tilt toward large-cap stocks and away from small-cap stocks. We have held this positioning for several quarters on the belief that small-cap stocks' elevated valuations signal the potential for below-average returns over a three-to-five year interval. This positioning, while a headwind to Fund returns earlier in the year, began to pay off during the past six months. In our view, this helps illustrate the potential benefit of taking a long-term view and using valuation as one of the key pillars of our allocation decisions.

    The strong showing of our investment-grade bond portfolio also was a factor in the Fund's six-month results. We added the most value through individual security selection in the corporate bond and commercial mortgage-backed sectors, where our bottom-up, research-driven approach worked very well. We maintained our long-standing approach of keeping the portfolio's duration (or interest-rate sensitivity) below that of the benchmark, while looking for compelling risk-return opportunities in the higher-yielding segments of the investment-grade market. This approach has worked well not just in the past six months, but over the long term as well.

    The Fund's international allocation, which is managed by QMA, holds stocks invested in the emerging markets and developed markets, was a key detractor from our six-month results given the negative returns of these market segments. Nevertheless, we believe the international markets represent a compelling opportunity at a time in which U.S. equities are trading above longer-term averages based on many valuation metrics.

    Our allocation to gold and gold-related equities also detracted from performance. U.S. dollar strength tends to weigh on the sector by making gold more expensive for non-U.S. buyers, which in turn dampens demand.
    While this led to a negative return for the Fund's precious metals allocation during the past six months, it's important to keep in mind that we don't own gold with the goal of boosting short-term performance. Instead, this segment of the portfolio is intended to provide diversification, longer-term inflation protection, and a hedge against central bank policy errors.

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4  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

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    The Fund also holds an allocation to high-yield bonds. This position was a strong, positive contributor to performance through the first half of 2014, and it has made a favorable contribution over the trailing one-, three-, and five-year periods as well. In contrast, the more recent weakness in high-yield bonds caused this allocation to detract from performance during the past six months. From a longer-term standpoint, however, we believe the asset class remains supported by the environment of moderate economic growth, low defaults, and the steady credit outlook for high-yield companies.

    The Fund's hedging strategy - which is designed to help cushion the impact of large stock market sell-offs - had a neutral impact on overall performance, but it helped dampen the effect of elevated market volatility during September and the first half of October. We continue to view the hedging strategy as a way to protect against the potential for unexpected volatility in the global equity markets.

    We continue to use our diversified, global approach to identify asset classes that offer the combination of strong fundamentals and attractive valuations, while tilting away from those that no longer offer a compelling risk-return profile. We expect this long-term, value-driven methodology will be critical to generating outperformance if the investment backdrop becomes more challenging in the year ahead.

    Thank you for your investment in the Fund.

    As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market illiquidity, political instability, and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies. o Non-investment grade securities are considered speculative and are subject to significant credit risk. They are sometimes referred to as "junk" bonds since they represent a greater risk of default than more creditworthy investment-grade securities.
    o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA CORNERSTONE MODERATELY AGGRESSIVE FUND (THE FUND) (Ticker Symbol: USCRX)

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                                    11/30/14                     5/31/14
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Net Assets                        $2.5 Billion                $2.5 Billion
Net Asset Value Per Share           $26.41                      $26.02

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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/14
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   5/31/14 - 11/30/14*            1 YEAR           5 YEARS           10 YEARS

          1.50%                   6.98%            7.93%              5.26%

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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
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        1 YEAR                    5 YEARS                            10 YEARS

        4.71%                     7.28%                               4.79%


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                          EXPENSE RATIO AS OF 5/31/14**
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                                       1.26%


               (Includes acquired fund fees and expenses of 0.08%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

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6  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                         USAA CORNERSTONE
                 S&P 500 INDEX      MODERATELY AGGRESSIVE FUND      LIPPER INDEX
11/30/04           10,000.00                10,000.00                 10,000.00
12/31/04           10,340.29                10,338.95                 10,284.67
01/31/05           10,088.24                10,164.64                 10,102.08
02/28/05           10,300.54                10,404.81                 10,339.17
03/31/05           10,118.14                10,226.62                 10,146.74
04/30/05            9,926.24                10,071.67                 10,040.52
05/31/05           10,242.08                10,276.98                 10,232.92
06/30/05           10,256.62                10,311.84                 10,344.48
07/31/05           10,638.05                10,613.99                 10,591.15
08/31/05           10,540.98                10,687.59                 10,652.01
09/30/05           10,626.36                10,753.44                 10,847.89
10/31/05           10,449.21                10,517.15                 10,640.18
11/30/05           10,844.42                10,741.82                 10,902.49
12/31/05           10,848.14                10,910.60                 11,190.77
01/31/06           11,135.43                11,201.38                 11,644.52
02/28/06           11,165.65                11,176.10                 11,635.87
03/31/06           11,304.63                11,319.38                 11,798.09
04/30/06           11,456.43                11,525.88                 12,046.38
05/31/06           11,126.70                11,167.67                 11,748.29
06/30/06           11,141.78                11,184.53                 11,657.67
07/31/06           11,210.51                11,277.24                 11,668.77
08/31/06           11,477.24                11,530.09                 11,917.43
09/30/06           11,773.01                11,627.02                 12,058.70
10/31/06           12,156.64                11,930.44                 12,330.26
11/30/06           12,387.81                12,233.86                 12,624.83
12/31/06           12,561.59                12,417.82                 12,759.25
01/31/07           12,751.56                12,571.41                 12,875.68
02/28/07           12,502.15                12,524.87                 12,813.19
03/31/07           12,641.99                12,664.50                 12,915.80
04/30/07           13,201.97                12,994.96                 13,230.49
05/31/07           13,662.66                13,269.57                 13,500.68
06/30/07           13,435.67                13,143.90                 13,476.07
07/31/07           13,019.10                12,915.83                 13,412.29
08/31/07           13,214.26                12,920.49                 13,365.37
09/30/07           13,708.46                13,427.81                 13,838.27
10/31/07           13,926.52                13,800.16                 14,157.27
11/30/07           13,344.30                13,246.29                 13,755.57
12/31/07           13,251.72                13,166.54                 13,618.44
01/31/08           12,456.86                12,520.75                 13,137.89
02/29/08           12,052.19                12,424.69                 13,093.95
03/31/08           12,000.15                12,227.21                 13,024.81
04/30/08           12,584.59                12,622.16                 13,437.20
05/31/08           12,747.59                12,899.68                 13,575.17
06/30/08           11,672.93                12,163.17                 12,847.15
07/31/08           11,574.80                11,896.32                 12,588.42
08/31/08           11,742.23                11,736.20                 12,476.47
09/30/08           10,695.91                10,594.07                 11,312.04
10/31/08            8,899.55                 8,806.16                  9,528.56
11/30/08            8,260.97                 8,304.47                  8,999.67
12/31/08            8,348.87                 8,628.65                  9,210.09
01/31/09            7,645.17                 8,060.40                  8,696.64
02/28/09            6,831.13                 7,448.00                  8,074.62
03/31/09            7,429.51                 7,856.27                  8,537.34
04/30/09            8,140.58                 8,573.48                  9,177.36
05/31/09            8,595.91                 9,494.83                  9,893.94
06/30/09            8,612.96                 9,594.13                  9,948.38
07/31/09            9,264.42                10,167.91                 10,595.49
08/31/09            9,598.90                10,487.89                 10,951.79
09/30/09            9,957.09                11,039.60                 11,326.35
10/31/09            9,772.11                11,056.15                 11,159.40
11/30/09           10,358.28                11,403.72                 11,541.51
12/31/09           10,558.36                11,618.96                 11,698.95
01/31/10           10,178.53                11,465.48                 11,472.10
02/28/10           10,493.83                11,641.70                 11,638.89
03/31/10           11,127.08                12,130.56                 12,158.20
04/30/10           11,302.75                12,244.25                 12,296.26
05/31/10           10,400.22                11,607.59                 11,570.33
06/30/10            9,855.79                11,374.53                 11,378.37
07/31/10           10,546.31                11,931.60                 11,908.95
08/31/10           10,070.21                11,744.02                 11,685.44
09/30/10           10,968.92                12,488.68                 12,312.53
10/31/10           11,386.28                12,807.01                 12,724.06
11/30/10           11,387.74                12,704.69                 12,566.92
12/31/10           12,148.80                13,203.44                 13,093.85
01/31/11           12,436.74                13,291.04                 13,129.67
02/28/11           12,862.82                13,658.93                 13,445.15
03/31/11           12,867.93                13,787.41                 13,529.61
04/30/11           13,249.02                14,196.18                 13,971.03
05/31/11           13,099.05                14,044.35                 13,786.18
06/30/11           12,880.70                13,828.28                 13,549.59
07/31/11           12,618.77                13,740.69                 13,496.05
08/31/11           11,933.30                13,016.57                 12,878.20
09/30/11           11,094.40                12,210.70                 11,992.67
10/31/11           12,306.94                12,853.06                 12,667.91
11/30/11           12,279.74                12,800.50                 12,573.41
12/31/11           12,405.35                12,697.74                 12,479.15
01/31/12           12,961.30                13,179.17                 13,002.28
02/29/12           13,521.78                13,516.17                 13,423.22
03/31/12           13,966.77                13,552.28                 13,515.16
04/30/12           13,879.10                13,510.15                 13,415.60
05/31/12           13,044.96                12,926.42                 12,711.47
06/30/12           13,582.44                13,245.37                 13,066.25
07/31/12           13,771.08                13,377.76                 13,221.21
08/31/12           14,081.25                13,600.42                 13,456.39
09/30/12           14,445.13                13,901.31                 13,719.95
10/31/12           14,178.41                13,937.42                 13,666.88
11/30/12           14,260.66                14,015.65                 13,794.83
12/31/12           14,390.64                14,224.75                 14,011.55
01/31/13           15,136.01                14,607.70                 14,416.69
02/28/13           15,341.48                14,595.35                 14,399.36
03/31/13           15,916.83                14,786.83                 14,619.99
04/30/13           16,223.50                15,040.07                 14,894.23
05/31/13           16,602.99                14,928.89                 14,812.36
06/30/13           16,380.03                14,539.76                 14,413.48
07/31/13           17,213.52                14,959.77                 14,896.18
08/31/13           16,714.99                14,725.06                 14,680.56
09/30/13           17,239.16                15,089.48                 15,149.64
10/31/13           18,031.61                15,528.02                 15,561.41
11/30/13           18,581.10                15,614.49                 15,694.50
12/31/13           19,051.50                15,768.27                 15,880.57
01/31/14           18,392.81                15,534.25                 15,603.16
02/28/14           19,234.17                16,046.58                 16,155.20
03/31/14           19,395.85                16,097.18                 16,107.63
04/30/14           19,539.22                16,230.00                 16,166.73
05/31/14           19,997.89                16,457.70                 16,476.42
06/30/14           20,411.00                16,754.98                 16,702.95
07/31/14           20,129.51                16,590.53                 16,479.87
08/31/14           20,934.79                16,849.85                 16,747.67
09/30/14           20,641.21                16,451.38                 16,352.74
10/31/14           21,145.37                16,533.60                 16,530.33
11/30/14           21,714.07                16,704.38                 16,693.67

                                   [END CHART]

                         Data from 11/30/04 to 11/30/14.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Cornerstone Moderately Aggressive Fund to the following benchmarks:

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

o The Lipper Index tracks the performance of the 30 largest funds within a category consisting of funds that allocate their investments across various asset classes, including both domestic and foreign stocks, bonds, and money market instruments, with a focus on total return, and which have at least 25% of their portfolio invested in securities traded outside of the United States. SOURCE: LIPPER, A THOMSON REUTERS COMPANY.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                         o TOP 10 HOLDINGS* - 11/30/14 o
                                (% of Net Assets)

iShares Core MSCI Emerging Markets ETF** .................................  4.4%
iShares Core S&P 500 ETF** ...............................................  3.7%
U.S. Treasury Bond 3.13%, 8/15/2044 ......................................  3.4%
iShares Core S&P Mid-Cap ETF** ...........................................  3.2%
iShares MSCI EAFE ETF** ..................................................  2.3%
iShares Core MSCI EAFE ETF** .............................................  2.0%
iShares MSCI Germany ETF** ...............................................  1.8%
U.S. Treasury Note 2.38%, 8/15/2024 ......................................  1.5%
U.S. Treasury Note 1.75%, 5/15/2022 ......................................  1.3%
Vanguard Mid-Cap ETF** ...................................................  1.1%

 * Excludes futures, options, and money market instruments.

** The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

You will find a complete list of securities that the Fund owns on pages 10-40.

================================================================================

8  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

                        o ASSET ALLOCATION** - 11/30/14 o

                         [PIE CHART OF ASSET ALLOCATION]

U.S. EQUITY SECURITIES*                                                    34.3%
INTERNATIONAL EQUITY SECURITIES*                                           26.1%
CORPORATE OBLIGATIONS                                                      13.4%
COMMERCIAL MORTGAGE SECURITIES                                              8.1%
U.S. TREASURY SECURITIES                                                    6.8%
EURODOLLAR AND YANKEE OBLIGATIONS                                           4.2%
MONEY MARKET INSTRUMENTS                                                    3.3%
PRECIOUS METALS AND COMMODITY-RELATED SECURITIES                            2.6%
GLOBAL REAL ESTATE EQUITY SECURITIES                                        0.4%
ASSET-BACKED SECURITIES                                                     0.2%
COLLATERALIZED MORTGAGE OBLIGATIONS                                         0.1%

                                   [END CHART]

* The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

** Excludes futures and options.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             U.S. EQUITY SECURITIES (34.3%)

             COMMON STOCKS (23.7%)

             CONSUMER DISCRETIONARY (3.1%)
             -----------------------------
             ADVERTISING (0.2%)
    71,800   Omnicom Group, Inc.                                      $    5,548
                                                                      ----------
             AUTO PARTS & EQUIPMENT (0.7%)
   165,000   Johnson Controls, Inc.                                        8,250
    82,700   Magna International, Inc.                                     8,903
                                                                      ----------
                                                                          17,153
                                                                      ----------
             AUTOMOBILE MANUFACTURERS (0.2%)
   345,000   Ford Motor Co.                                                5,427
                                                                      ----------
             CABLE & SATELLITE (0.4%)
   154,590   Comcast Corp. "A"                                             8,818
                                                                      ----------
             CASINOS & GAMING (0.2%)
   171,000   MGM Resorts International*                                    3,900
                                                                      ----------
             DEPARTMENT STORES (0.1%)
    59,900   Kohl's Corp.                                                  3,571
                                                                      ----------
             GENERAL MERCHANDISE STORES (0.1%)
    53,500   Dollar General Corp.*                                         3,570
                                                                      ----------
             HOME IMPROVEMENT RETAIL (0.2%)
    52,200   Home Depot, Inc.                                              5,189
                                                                      ----------
             HOTELS, RESORTS & CRUISE LINES (0.4%)
   161,000   Carnival Corp.                                                7,110
    45,000   Royal Caribbean Cruises Ltd.                                  3,318
                                                                      ----------
                                                                          10,428
                                                                      ----------
             SPECIALIZED CONSUMER SERVICES (0.3%)
   193,900   H&R Block, Inc.                                               6,523
                                                                      ----------
             SPECIALTY STORES (0.3%)
    54,351   Signet Jewelers Ltd.                                          7,118
                                                                      ----------
             Total Consumer Discretionary                                 77,245
                                                                      ----------

================================================================================

10  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             CONSUMER STAPLES (1.4%)
             -----------------------
             DRUG RETAIL (1.1%)
   166,180   CVS Health Corp.                                         $   15,182
   191,800   Walgreen Co.                                                 13,160
                                                                      ----------
                                                                          28,342
                                                                      ----------
             FOOD DISTRIBUTORS (0.1%)
    70,000   Sysco Corp.                                                   2,818
                                                                      ----------
             HOUSEHOLD PRODUCTS (0.2%)
    40,800   Procter & Gamble Co.                                          3,689
                                                                      ----------
             Total Consumer Staples                                       34,849
                                                                      ----------
             ENERGY (2.3%)
             -------------
             INTEGRATED OIL & GAS (0.7%)
    24,230   Chevron Corp.                                                 2,638
   195,100   Occidental Petroleum Corp.                                   15,563
                                                                      ----------
                                                                          18,201
                                                                      ----------
             OIL & GAS DRILLING (0.1%)
   100,300   Transocean Ltd.                                               2,108
     8,135   Transocean Ltd.                                                 172
                                                                      ----------
                                                                           2,280
                                                                      ----------
             OIL & GAS EQUIPMENT & SERVICES (1.0%)
   321,050   Halliburton Co.                                              13,548
   136,000   Schlumberger Ltd.                                            11,689
                                                                      ----------
                                                                          25,237
                                                                      ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.5%)
    59,400   Anadarko Petroleum Corp.                                      4,702
   242,300   Marathon Oil Corp.                                            7,007
                                                                      ----------
                                                                          11,709
                                                                      ----------
             Total Energy                                                 57,427
                                                                      ----------
             FINANCIALS (4.2%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
    25,000   Ameriprise Financial, Inc.                                    3,294
                                                                      ----------
             CONSUMER FINANCE (0.6%)
   167,470   Capital One Financial Corp.                                  13,934
                                                                      ----------
             DIVERSIFIED BANKS (1.8%)
   470,000   Bank of America Corp.                                         8,009
   189,417   Citigroup, Inc.                                              10,223
   279,900   JPMorgan Chase & Co.                                         16,838
   163,620   Wells Fargo & Co.                                             8,914
                                                                      ----------
                                                                          43,984
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             INVESTMENT BANKING & BROKERAGE (0.2%)
    97,200   Morgan Stanley                                           $    3,420
                                                                      ----------
             LIFE & HEALTH INSURANCE (0.3%)
   148,380   MetLife, Inc.                                                 8,251
                                                                      ----------
             MULTI-LINE INSURANCE (0.1%)
    55,300   American International Group, Inc.                            3,030
                                                                      ----------
             REGIONAL BANKS (0.7%)
    84,600   CIT Group, Inc.                                               4,128
   745,000   KeyCorp                                                      10,058
    48,700   PNC Financial Services Group, Inc.                            4,260
                                                                      ----------
                                                                          18,446
                                                                      ----------
             SPECIALIZED FINANCE (0.4%)
    43,920   Intercontinental Exchange, Inc.                               9,926
                                                                      ----------
             Total Financials                                            104,285
                                                                      ----------
             HEALTH CARE (3.5%)
             ------------------
             BIOTECHNOLOGY (1.1%)
    32,000   Amgen, Inc.                                                   5,290
   218,600   Gilead Sciences, Inc.*                                       21,930
                                                                      ----------
                                                                          27,220
                                                                      ----------
             HEALTH CARE DISTRIBUTORS (0.3%)
    88,301   Cardinal Health, Inc.                                         7,257
                                                                      ----------
             HEALTH CARE EQUIPMENT (0.4%)
   136,100   Medtronic, Inc.                                              10,054
                                                                      ----------
             LIFE SCIENCES TOOLS & SERVICES (0.0%)
     5,303   Qiagen N.V.*                                                    127
                                                                      ----------
             PHARMACEUTICALS (1.7%)
   335,540   AbbVie, Inc.                                                 23,219
    65,290   Johnson & Johnson                                             7,068
    45,400   Merck & Co., Inc.                                             2,742
   294,202   Pfizer, Inc.                                                  9,164
                                                                      ----------
                                                                          42,193
                                                                      ----------
             Total Health Care                                            86,851
                                                                      ----------
             INDUSTRIALS (3.4%)
             ------------------
             AEROSPACE & DEFENSE (0.5%)
    33,500   Raytheon Co.                                                  3,574
   117,000   Spirit AeroSystems Holdings, Inc. "A"*                        5,044
    30,740   United Technologies Corp.                                     3,384
                                                                      ----------
                                                                          12,002
                                                                      ----------

================================================================================

12  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             AIR FREIGHT & LOGISTICS (0.1%)
    31,190   United Parcel Service, Inc. "B"                          $    3,429
                                                                      ----------
             AIRLINES (0.4%)
   157,500   United Continental Holdings, Inc.*                            9,644
                                                                      ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
   255,700   Eaton Corp. plc                                              17,344
                                                                      ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
   166,400   Republic Services, Inc.                                       6,591
                                                                      ----------
             INDUSTRIAL CONGLOMERATES (1.0%)
    38,500   Carlisle Companies, Inc.                                      3,442
   848,860   General Electric Co.                                         22,486
                                                                      ----------
                                                                          25,928
                                                                      ----------
             INDUSTRIAL MACHINERY (0.2%)
    43,500   Parker Hannifin Corp.                                         5,613
                                                                      ----------
             RAILROADS (0.2%)
    25,000   Kansas City Southern                                          2,973
    27,000   Union Pacific Corp.                                           3,153
                                                                      ----------
                                                                           6,126
                                                                      ----------
             Total Industrials                                            86,677
                                                                      ----------
             INFORMATION TECHNOLOGY (5.0%)
             -----------------------------
             APPLICATION SOFTWARE (0.1%)
    50,000   Adobe Systems, Inc.*                                          3,684
                                                                      ----------
             COMMUNICATIONS EQUIPMENT (0.8%)
   541,317   Cisco Systems, Inc.                                          14,962
   245,000   Juniper Networks, Inc.                                        5,429
                                                                      ----------
                                                                          20,391
                                                                      ----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
    24,700   Visa, Inc. "A"                                                6,377
                                                                      ----------
             INTERNET SOFTWARE & SERVICES (0.6%)
    62,400   Facebook, Inc. "A"*                                           4,849
    16,260   Google, Inc. "A"*                                             8,928
                                                                      ----------
                                                                          13,777
                                                                      ----------
             SEMICONDUCTOR EQUIPMENT (0.4%)
   449,200   Applied Materials, Inc.                                      10,803
                                                                      ----------
             SEMICONDUCTORS (0.7%)
   114,200   Broadcom Corp. "A"                                            4,926
   263,070   Intel Corp.                                                   9,799

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
    72,600   Texas Instruments, Inc.                                  $    3,951
                                                                      ----------
                                                                          18,676
                                                                      ----------
             SYSTEMS SOFTWARE (0.8%)
   421,860   Microsoft Corp.                                              20,169
                                                                      ----------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.3%)
   117,840   Apple, Inc.                                                  14,015
   346,900   Hewlett-Packard Co.                                          13,550
    80,800   Seagate Technology plc                                        5,342
                                                                      ----------
                                                                          32,907
                                                                      ----------
             Total Information Technology                                126,784
                                                                      ----------
             MATERIALS (0.4%)
             ----------------
             DIVERSIFIED CHEMICALS (0.2%)
   203,000   Huntsman Corp.                                                5,181
                                                                      ----------
             DIVERSIFIED METALS & MINING (0.1%)
    65,000   Freeport-McMoRan Copper & Gold, Inc.                          1,745
                                                                      ----------
             PAPER PRODUCTS (0.1%)
    49,600   International Paper Co.                                       2,669
                                                                      ----------
             Total Materials                                               9,595
                                                                      ----------
             TELECOMMUNICATION SERVICES (0.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
   185,655   Verizon Communications, Inc.                                  9,392
                                                                      ----------
             Total Common Stocks (cost: $464,687)                        593,105
                                                                      ----------

             PREFERRED STOCKS (1.3%)

             CONSUMER STAPLES (0.4%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.4%)
    90,000   Dairy Farmers of America, Inc., 7.88%,
                cumulative redeemable, perpetual(a)                        9,619
                                                                      ----------
             ENERGY (0.5%)
             -------------
             OIL & GAS STORAGE & TRANSPORTATION (0.5%)
     2,500   Kinder Morgan G.P., Inc., 4.13%, cumulative
                redeemable(a)                                              2,337
   369,399   NuStar Logistics, LP, 7.63%                                   9,838
                                                                      ----------
                                                                          12,175
                                                                      ----------
             Total Energy                                                 12,175
                                                                      ----------
             FINANCIALS (0.4%)
             -----------------
             LIFE & HEALTH INSURANCE (0.4%)
   381,253   Delphi Financial Group, Inc., 7.38%, cumulative
                redeemable                                                 9,567
                                                                      ----------

================================================================================

14  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             REINSURANCE (0.0%)
     3,000   American Overseas Group Ltd., 7.50%, non-cumulative,
                perpetual, acquired 1/23/2007 - 3/02/2007;
                cost $3,065*(b),(c)                                   $      750
                                                                      ----------
             REITs - OFFICE (0.0%)
    28,227   Equity Commonwealth, Series E, 7.25%, cumulative
                redeemable, perpetual                                        725
                                                                      ----------
             Total Financials                                             11,042
                                                                      ----------
             TELECOMMUNICATION SERVICES (0.0%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.0%)
     8,500   Qwest Corp., 7.50%                                              231
                                                                      ----------
             Total Preferred Stocks (cost: $32,802)                       33,067
                                                                      ----------

             EXCHANGE-TRADED FUNDS (8.2%)
   439,000   iShares Core S&P 500 ETF                                     91,567
   562,618   iShares Core S&P Mid-Cap ETF                                 81,163
     5,455   iShares Core S&P Small-Cap ETF                                  607
    17,200   SPDR S&P 500 ETF Trust                                        3,564
   222,400   Vanguard Mid-Cap ETF                                         27,742
                                                                      ----------
             Total Exchange-Traded Funds (cost: $169,294)                204,643
                                                                      ----------

             FIXED-INCOME EXCHANGE-TRADED FUNDS (1.1%)
   260,300   iShares 7-10 Year Treasury Bond ETF (cost $27,312)           27,642
                                                                      ----------
             Total U.S. Equity Securities (cost: $694,095)               858,457
                                                                      ----------

             INTERNATIONAL EQUITY SECURITIES (26.1%)

             COMMON STOCKS (13.2%)

             CONSUMER DISCRETIONARY (1.6%)
             -----------------------------
             ADVERTISING (0.0%)
     5,200   Hakuhodo Dy Holdings, Inc.                                       50
                                                                      ----------
             APPAREL RETAIL (0.0%)
       600   ABC-MART, Inc.                                                   30
    21,313   Hennes & Mauritz AB "B"                                         913
                                                                      ----------
                                                                             943
                                                                      ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
     1,371   Luxottica Group S.p.A.                                           73
    23,191   Pandora A/S                                                   2,058
     1,110   Swatch Group AG                                                 102
                                                                      ----------
                                                                           2,233
                                                                      ----------
             AUTO PARTS & EQUIPMENT (0.4%)
     3,498   Continental AG                                                  736
    70,000   Delphi Automotive plc                                         5,107

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
     2,000   Koito Manufacturing Co. Ltd.                             $       63
     4,000   NGK Spark Plug Co. Ltd.                                         120
    51,600   NOK Corp.                                                     1,291
    17,300   Sumitomo Electric Industries Ltd.                               225
    23,000   Toyota Industries Corp.                                       1,149
                                                                      ----------
                                                                           8,691
                                                                      ----------
             AUTOMOBILE MANUFACTURERS (0.5%)
    15,074   Bayerische Motoren Werke AG                                   1,723
    30,041   Daimler AG                                                    2,533
    18,858   Fiat Chrysler Automobiles N.V.*                                 235
    76,400   Fuji Heavy Industries Ltd.                                    2,779
    13,400   Isuzu Motors Ltd.                                               175
    55,600   Nissan Motor Co. Ltd.                                           519
   116,473   Peugeot S.A.*                                                 1,492
    59,000   Toyota Motor Corp.                                            3,635
       653   Volkswagen AG                                                   148
                                                                      ----------
                                                                          13,239
                                                                      ----------
             BROADCASTING (0.0%)
   175,456   ITV plc                                                         587
       847   RTL Group S.A.                                                   82
                                                                      ----------
                                                                             669
                                                                      ----------
             CABLE & SATELLITE (0.0%)
     1,905   Altice S.A.*                                                    128
    20,049   British Sky Broadcasting Group plc                              292
                                                                      ----------
                                                                             420
                                                                      ----------
             CASINOS & GAMING (0.0%)
    16,964   TABCORP Holdings Ltd.                                            59
                                                                      ----------
             COMPUTER & ELECTRONICS RETAIL (0.1%)
   240,640   Dixons Carphone plc                                           1,591
                                                                      ----------
             CONSUMER ELECTRONICS (0.1%)
   172,400   Panasonic Corp.                                               2,226
    65,800   Sony Corp.                                                    1,441
                                                                      ----------
                                                                           3,667
                                                                      ----------
             DEPARTMENT STORES (0.0%)
     6,000   Takashimaya Co. Ltd.                                             50
                                                                      ----------
             HOMEBUILDING (0.1%)
    63,044   Persimmon plc                                                 1,510
    10,000   Sekisui Chemical Co. Ltd.                                       124
                                                                      ----------
                                                                           1,634
                                                                      ----------

================================================================================

16  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             HOMEFURNISHING RETAIL (0.0%)
     1,500   Nitori Holdings Co. Ltd.                                 $       83
                                                                      ----------
             LEISURE FACILITIES (0.0%)
     3,800   Oriental Land Co. Ltd.                                          827
                                                                      ----------
             LEISURE PRODUCTS (0.1%)
    68,300   BANDI NAMCO Holdings, Inc.                                    1,478
     1,100   Sankyo Co.                                                       35
     1,700   Shimano, Inc.                                                   231
                                                                      ----------
                                                                           1,744
                                                                      ----------
             PUBLISHING (0.1%)
     2,559   Lagardere SCA                                                    73
    39,056   Wolters Kluwer N.V.                                           1,144
                                                                      ----------
                                                                           1,217
                                                                      ----------
             RESTAURANTS (0.1%)
     9,204   Compass Group plc                                               157
    15,298   Sodexo                                                        1,543
     4,113   Whitbread plc                                                   294
                                                                      ----------
                                                                           1,994
                                                                      ----------
             Total Consumer Discretionary                                 39,111
                                                                      ----------
             CONSUMER STAPLES (1.3%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
 2,648,000   Golden Agri-Resources Ltd.                                      934
   636,000   Wilmar International Ltd.                                     1,565
                                                                      ----------
                                                                           2,499
                                                                      ----------
             BREWERS (0.1%)
    25,384   Anheuser-Busch InBev N.V.                                     2,981
     6,622   Carlsberg A.S. "B"                                              590
     2,234   Heineken Holding N.V.                                           153
                                                                      ----------
                                                                           3,724
                                                                      ----------
             DISTILLERS & VINTNERS (0.0%)
     5,328   Diageo plc                                                      165
     4,803   Pernod Ricard S.A.                                              569
                                                                      ----------
                                                                             734
                                                                      ----------
             FOOD DISTRIBUTORS (0.0%)
    19,733   Metcash Ltd.                                                     44
   196,000   Olam International Ltd.                                         325
                                                                      ----------
                                                                             369
                                                                      ----------
             FOOD RETAIL (0.2%)
     1,267   Casino Guichard-Perrachon S.A.                                  122
     9,837   Delhaize Group                                                  719

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
   417,533   J Sainsbury plc                                          $    1,522
    43,476   Koninklijke Ahold N.V.                                          768
     1,400   Lawson, Inc.                                                     86
   558,610   Wm Morrison Supermarkets plc                                  1,558
                                                                      ----------
                                                                           4,775
                                                                      ----------
             HOUSEHOLD PRODUCTS (0.1%)
    18,496   Henkel AG & Co. KGaA                                          1,832
    13,070   Svenska Cellulosa AB "B"                                        308
                                                                      ----------
                                                                           2,140
                                                                      ----------
             HYPERMARKETS & SUPER CENTERS (0.1%)
    14,165   Carrefour S.A.                                                  448
    22,169   Wesfarmers Ltd.                                                 782
                                                                      ----------
                                                                           1,230
                                                                      ----------
             PACKAGED FOODS & MEAT (0.4%)
     1,949   Aryzta AG                                                       156
         2   Lindt & Spruengli AG                                            120
    53,577   Nestle S.A.                                                   4,023
     4,000   NH Foods Ltd.                                                    80
    10,513   Tate & Lyle plc                                                  99
    61,954   Unilever N.V.                                                 2,523
    61,894   Unilever plc                                                  2,616
                                                                      ----------
                                                                           9,617
                                                                      ----------
             TOBACCO (0.3%)
    46,729   British American Tobacco plc                                  2,770
    52,744   Imperial Tobacco Group plc                                    2,438
    63,000   Japan Tobacco, Inc.                                           2,018
                                                                      ----------
                                                                           7,226
                                                                      ----------
             Total Consumer Staples                                       32,314
                                                                      ----------
             ENERGY (0.8%)
             -------------
             INTEGRATED OIL & GAS (0.8%)
   417,264   BP plc(d)                                                     2,739
    86,876   ENI S.p.A.                                                    1,736
   132,817   Royal Dutch Shell plc "A"(d)                                  4,424
    90,731   Royal Dutch Shell plc "B"(d)                                  3,150
    28,900   Royal Dutch Shell plc ADR                                     1,919
    67,238   Statoil ASA                                                   1,270
    71,887   Total S.A.(d)                                                 4,022
                                                                      ----------
                                                                          19,260
                                                                      ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.0%)
    14,873   Woodside Petroleum Ltd.                                         452
                                                                      ----------

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18  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             OIL & GAS REFINING & MARKETING (0.0%)
     4,200   Showa Shell Sekiyu K.K.                                  $       35
                                                                      ----------
             Total Energy                                                 19,747
                                                                      ----------
             FINANCIALS (2.8%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.0%)
    21,857   3i Group plc                                                    151
       664   Partners Group Holding AG                                       191
                                                                      ----------
                                                                             342
                                                                      ----------
             DIVERSIFIED BANKS (1.6%)
   495,000   Aozora Bank Ltd.                                              1,609
    25,355   Australia and New Zealand Banking Group Ltd.                    689
   443,509   Banco Santander S.A.(d)                                       3,998
   308,391   Bank Hapoalim B.M.                                            1,538
    92,799   Bank Leumi Le-Israel*                                           327
     5,618   BNP Paribas S.A.                                                360
    81,000   BOC Hong Kong Holdings Ltd.                                     287
    54,871   Commonwealth Bank of Australia(d)                             3,769
   127,924   Credit Agricole S.A.                                          1,798
    16,919   Danske Bank A/S                                                 481
    38,600   DBS Group Holdings Ltd.                                         587
    97,010   DnB NOR ASA                                                   1,611
   431,498   HSBC Holdings plc(d)                                          4,293
    80,900   HSBC Holdings plc ADR                                         4,025
    21,412   Intesa Sanpaolo                                                  58
    68,084   Lloyds Banking Group plc*                                        85
   549,500   Mitsubishi UFJ Financial Group, Inc.                          3,177
   524,600   Mizuho Financial Group, Inc.                                    904
     3,132   National Australia Bank Ltd.                                     87
   239,267   Natixis                                                       1,691
     3,988   Oversea-Chinese Banking Corp. Ltd.                               32
   154,239   Skandinaviska Enskilda Banken "A"                             2,037
    65,900   Sumitomo Mitsui Financial Group, Inc.                         2,484
    74,000   Sumitomo Mitsui Trust Holdings, Inc.                            308
    42,794   Svenska Handelsbanken AB "A"                                  2,090
    20,635   Swedbank AB "A"                                                 541
    28,000   United Overseas Bank Ltd.                                       515
    21,502   Westpac Banking Corp.                                           596
                                                                      ----------
                                                                          39,977
                                                                      ----------
             DIVERSIFIED CAPITAL MARKETS (0.1%)
   180,611   Investec plc                                                  1,670
                                                                      ----------

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                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             INVESTMENT BANKING & BROKERAGE (0.0%)
    37,000   Daiwa Securities Group, Inc.                             $      297
     8,442   Macquarie Group Ltd.                                            420
                                                                      ----------
                                                                             717
                                                                      ----------
             LIFE & HEALTH INSURANCE (0.2%)
    12,800   AIA Group Ltd.                                                   74
   376,289   Legal & General Group plc                                     1,450
    57,434   Prudential plc                                                1,389
     7,145   Swiss Life Holding AG                                         1,637
                                                                      ----------
                                                                           4,550
                                                                      ----------
             MULTI-LINE INSURANCE (0.3%)
    10,263   Allianz SE                                                    1,767
    43,737   Aviva plc                                                       347
   103,242   AXA S.A.                                                      2,492
    12,447   Baloise Holdings AG                                           1,626
    10,131   Sampo Oyj "A"                                                   500
   514,890   Unipolsai Spa                                                 1,472
                                                                      ----------
                                                                           8,204
                                                                      ----------
             MULTI-SECTOR HOLDINGS (0.2%)
    74,935   Industrivarden AB "C"                                         1,325
    33,622   Investment Kinnevik AB "B"                                    1,166
    46,153   Investor AB "B"                                               1,734
                                                                      ----------
                                                                           4,225
                                                                      ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.0%)
    29,600   ORIX Corp.                                                      391
                                                                      ----------
             PROPERTY & CASUALTY INSURANCE (0.1%)
    33,691   Direct Line Insurance Group                                     155
   309,340   Insurance Australia Group Ltd.                                1,677
   139,523   Suncorp Group Ltd.                                            1,702
                                                                      ----------
                                                                           3,534
                                                                      ----------
             REAL ESTATE DEVELOPMENT (0.0%)
    64,000   Cheung Kong Holdings Ltd.                                     1,177
                                                                      ----------
             REAL ESTATE OPERATING COMPANIES (0.1%)
     6,511   Deutsche Wohnen AG                                              156
   312,000   Hysan Development Co. Ltd.                                    1,446
    25,800   Swire Properties Ltd.                                            80
     3,705   Swiss Prime Site AG                                             286
                                                                      ----------
                                                                           1,968
                                                                      ----------

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20  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             REGIONAL BANKS (0.1%)
   116,484   Bank of Queensland Ltd.                                  $    1,221
    16,000   Chiba Bank Ltd.                                                 107
    48,200   Resona Holdings, Inc.                                           260
     7,000   Shizuoka Bank Ltd.                                               67
                                                                      ----------
                                                                           1,655
                                                                      ----------
             REINSURANCE (0.1%)
     1,359   Hannover Rueck SE                                               121
     3,907   Muenchener Rueckversicherungs-Gesellschaft AG                   805
     4,413   Swiss Re AG                                                     377
                                                                      ----------
                                                                           1,303
                                                                      ----------
             Total Financials                                             69,713
                                                                      ----------
             HEALTH CARE (1.5%)
             ------------------
             BIOTECHNOLOGY (0.0%)
     7,172   Actelion Ltd.                                                   853
     4,743   CSL Ltd.                                                        333
                                                                      ----------
                                                                           1,186
                                                                      ----------
             HEALTH CARE DISTRIBUTORS (0.1%)
    73,600   Alfresa Holdings Corp.                                          850
   110,900   Medipal Holdings Corp.                                        1,232
     1,600   Suzuken Co. Ltd.                                                 41
                                                                      ----------
                                                                           2,123
                                                                      ----------
             HEALTH CARE EQUIPMENT (0.0%)
     1,185   Sonova Holding AG                                               179
                                                                      ----------
             HEALTH CARE SERVICES (0.0%)
    10,107   Fresenius SE & Co. KGaA                                         548
     8,244   Sonic Healthcare Ltd.                                           122
                                                                      ----------
                                                                             670
                                                                      ----------
             LIFE SCIENCES TOOLS & SERVICES (0.0%)
     1,183   Lonza Group AG                                                  139
                                                                      ----------
             PHARMACEUTICALS (1.4%)
    28,415   AstraZeneca plc                                               2,122
     8,836   Bayer AG                                                      1,329
   112,793   GlaxoSmithKline plc                                           2,616
     2,872   Merck KGaA                                                      286
    68,740   Novartis AG(d)                                                6,652
    72,400   Novartis AG ADR                                               6,997
     8,428   Novo Nordisk A/S "B"                                            384
    60,300   Otsuka Holdings Co. Ltd.                                      1,906

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                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
    20,671   Roche Holding AG                                         $    6,191
    26,611   Sanofi                                                        2,576
     3,042   Shire plc                                                       217
    45,193   Teva Pharmaceutical Industries Ltd.                           2,572
                                                                      ----------
                                                                          33,848
                                                                      ----------
             Total Health Care                                            38,145
                                                                      ----------
             INDUSTRIALS (1.7%)
             ------------------
             AEROSPACE & DEFENSE (0.1%)
    15,066   BAE Systems plc                                                 113
    29,840   Safran S.A.                                                   1,931
    19,035   Thales S.A.                                                   1,010
                                                                      ----------
                                                                           3,054
                                                                      ----------
             AGRICULTURAL & FARM MACHINERY (0.0%)
    21,052   CNH Industrial N.V.                                             165
                                                                      ----------
             AIR FREIGHT & LOGISTICS (0.0%)
    21,813   Deutsche Post AG                                                725
    14,679   Royal Mail plc                                                   96
    15,505   Toll Holdings Ltd.                                               74
                                                                      ----------
                                                                             895
                                                                      ----------
             AIRLINES (0.1%)
    25,000   Cathay Pacific Airways                                           55
    35,117   Deutsche Lufthansa AG                                           627
     3,596   easyJet plc                                                      93
    22,302   International Consolidated Airlines Group S.A.*                 159
    20,600   Ryanair Holdings plc ADR*                                     1,295
                                                                      ----------
                                                                           2,229
                                                                      ----------
             BUILDING PRODUCTS (0.0%)
     5,300   Daikin Industries Ltd.                                          352
       543   Geberit AG                                                      189
                                                                      ----------
                                                                             541
                                                                      ----------
             COMMERCIAL PRINTING (0.0%)
    13,000   Dai Nippon Printing Co. Ltd.                                    114
    12,000   Toppan Printing Co. Ltd.                                         77
                                                                      ----------
                                                                             191
                                                                      ----------
             CONSTRUCTION & ENGINEERING (0.2%)
    43,717   ACS Actividades de Construccion y Servicios S.A.              1,545
     5,289   Ferrovial S.A.                                                  108
    20,120   Hochtief AG                                                   1,516

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22  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
    83,708   Leighton Holdings Ltd.                                   $    1,434
    23,000   Taisei Corp.                                                    120
                                                                      ----------
                                                                           4,723
                                                                      ----------
             CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.0%)
       799   MAN SE                                                           91
 1,126,000   Yangzijiang Shipbuilding Holdings Ltd.                        1,058
                                                                      ----------
                                                                           1,149
                                                                      ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
    12,000   Fuji Electric Co. Ltd.                                           52
                                                                      ----------
             HEAVY ELECTRICAL EQUIPMENT (0.1%)
   159,000   Mitsubishi Electric Corp.                                     1,911
     1,396   Vestas Wind Systems A/S*                                         51
                                                                      ----------
                                                                           1,962
                                                                      ----------
             HIGHWAYS & RAILTRACKS (0.0%)
     7,000   Hopewell Highway Infrastructure Ltd. ADR                          3
                                                                      ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
    97,105   Capita plc                                                    1,623
                                                                      ----------
             INDUSTRIAL CONGLOMERATES (0.2%)
   196,500   Hopewell Holdings Ltd.                                          720
    47,000   Hutchison Whampoa Ltd.                                          589
    53,000   Keppel Corp. Ltd.                                               366
    34,000   NWS Holdings Ltd.                                                63
    17,825   Siemens AG                                                    2,109
                                                                      ----------
                                                                           3,847
                                                                      ----------
             INDUSTRIAL MACHINERY (0.2%)
     8,000   Amada Co. Ltd.                                                   72
     8,803   Atlas Copco AB "B"                                              234
     4,300   FANUC Corp.                                                     725
    42,701   Kone Oyj "B"                                                  1,965
    67,000   Mitsubishi Heavy Industries Ltd.                                391
    12,000   NSK Ltd.                                                        151
    13,000   Sumitomo Heavy Industries Ltd.                                   71
     2,600   THK Co. Ltd.                                                     63
    21,471   Vallourec S.A.                                                  712
     6,167   Wartsila Corp. Oyj "B"                                          276
                                                                      ----------
                                                                           4,660
                                                                      ----------
             MARINE (0.1%)
        87   A.P. Moller-Maersk A/S "A"                                      178
       840   A.P. Moller-Maersk A/S "B"                                    1,752

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
     6,118   Kuehne & Nagel International AG                          $      824
    36,000   Nippon Yusen Kabushiki Kaisha                                   101
                                                                      ----------
                                                                           2,855
                                                                      ----------
             RAILROADS (0.4%)
    41,100   Canadian Pacific Railway Ltd.                                 7,939
     3,200   Central Japan Railway Co.                                       466
    25,000   Hankyu Hanshin Holdings, Inc.                                   137
    29,000   MTR Corp. Ltd.                                                  116
     6,800   West Japan Railway Co.                                          325
                                                                      ----------
                                                                           8,983
                                                                      ----------
             SECURITY & ALARM SERVICES (0.0%)
     4,700   Secom Co. Ltd.                                                  272
     6,983   Securitas AB "B"                                                 84
                                                                      ----------
                                                                             356
                                                                      ----------
             TRADING COMPANIES & DISTRIBUTORS (0.2%)
     7,935   Bunzl plc                                                       221
    33,300   ITOCHU Corp.                                                    383
    38,000   Marubeni Corp.                                                  240
    56,700   Mitsubishi Corp.                                              1,072
   131,000   Mitsui & Co. Ltd.                                             1,807
   137,100   Sumitomo Corp.                                                1,462
     5,931   Wolseley plc ADR                                                333
                                                                      ----------
                                                                           5,518
                                                                      ----------
             TRUCKING (0.0%)
    44,000   ComfortDelGro Corp. Ltd.                                         88
                                                                      ----------
             Total Industrials                                            42,894
                                                                      ----------
             INFORMATION TECHNOLOGY (1.1%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (0.0%)
    10,959   LM Ericsson Telephone Co. "B" ADR                               138
    84,178   Nokia Oyj                                                       700
                                                                      ----------
                                                                             838
                                                                      ----------
             ELECTRONIC COMPONENTS (0.1%)
     9,700   HOYA Corp.                                                      345
     4,500   Murata Manufacturing Co. Ltd.                                   486
    28,400   Omron Corp.                                                   1,320
     2,800   TDK Corp.                                                       169
                                                                      ----------
                                                                           2,320
                                                                      ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
     5,841   Hexagon AB "B"                                                  186
     1,400   Hitachi High-Technologies Corp.                                  40

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24  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
    44,000   Hitachi Ltd.                                             $      340
     1,000   Keyence Corp.                                                   462
                                                                      ----------
                                                                           1,028
                                                                      ----------
             IT CONSULTING & OTHER SERVICES (0.1%)
    24,945   Cap Gemini                                                    1,828
   260,000   Fujitsu Ltd.                                                  1,485
                                                                      ----------
                                                                           3,313
                                                                      ----------
             SEMICONDUCTORS (0.7%)
    25,522   Infineon Technologies AG                                        250
   194,839   NXP Semiconductors N.V.*                                     15,160
    10,200   ROHM Co.                                                        660
                                                                      ----------
                                                                          16,070
                                                                      ----------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.2%)
    83,300   Brother Industries Ltd.                                       1,556
    10,100   FUJIFILM Holdings Corp.                                         335
    59,000   NEC Corp.                                                       186
    16,300   Ricoh Co. Ltd.                                                  177
    47,100   Seiko Epson Corp.                                             2,273
                                                                      ----------
                                                                           4,527
                                                                      ----------
             Total Information Technology                                 28,096
                                                                      ----------
             MATERIALS (1.0%)
             ----------------
             COMMODITY CHEMICALS (0.1%)
   203,000   Asahi Kasei Corp.                                             1,765
     7,600   Kuraray Co. Ltd.                                                 92
                                                                      ----------
                                                                           1,857
                                                                      ----------
             CONSTRUCTION MATERIALS (0.1%)
    14,177   HeidelbergCement AG                                           1,075
    13,000   Taiheiyo Cement Corp.                                            41
                                                                      ----------
                                                                           1,116
                                                                      ----------
             DIVERSIFIED CHEMICALS (0.0%)
     9,212   BASF SE                                                         836
                                                                      ----------
             DIVERSIFIED METALS & MINING (0.5%)
    88,342   Antofagasta plc                                               1,017
    91,334   BHP Billiton Ltd.(d)                                          2,403
    47,989   BHP Billiton plc                                              1,137
     6,189   Boliden AB                                                      105
    25,000   Mitsubishi Materials Corp.                                       78
    10,002   Rio Tinto Ltd.                                                  503
    28,516   Rio Tinto plc                                                 1,333

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
   111,800   Rio Tinto plc ADR                                        $    5,210
   102,000   Sumitomo Metal Mining Co. Ltd.                                1,561
                                                                      ----------
                                                                          13,347
                                                                      ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
    57,503   K and S AG                                                    1,726
    34,905   Yara International ASA                                        1,484
                                                                      ----------
                                                                           3,210
                                                                      ----------
             PAPER PRODUCTS (0.0%)
    11,917   UPM-Kymmene Oyj                                                 198
                                                                      ----------
             SPECIALTY CHEMICALS (0.1%)
   183,000   Daicel Corp.                                                  2,106
       207   Givaudan S.A.                                                   369
     3,600   Nitto Denko Corp.                                               190
                                                                      ----------
                                                                           2,665
                                                                      ----------
             STEEL (0.1%)
    22,563   ArcelorMittal ADR                                               277
   121,578   Fortescue Metals Group Ltd.                                     304
    10,800   JFE Holdings, Inc.                                              230
   169,000   Kobe Steel Ltd.                                                 269
   120,000   Nippon Steel & Sumitomo Metal Corp.                             309
    38,012   Voestalpine AG                                                1,578
                                                                      ----------
                                                                           2,967
                                                                      ----------
             Total Materials                                              26,196
                                                                      ----------
             TELECOMMUNICATION SERVICES (0.9%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
   178,650   BT Group plc                                                  1,145
    72,147   Koninklijke (Royal) KPN N.V.                                    240
    38,300   Nippon Telegraph & Telephone Corp.                            2,049
   141,372   Orange                                                        2,490
 1,153,000   PCCW Ltd.                                                       769
    41,026   Spark New Zealand Ltd.                                           98
   205,697   Telecom Italia S.p.A.                                           182
   146,788   Telefonica S.A.                                               2,351
    45,159   Telekom Austria AG                                              308
    96,495   Telstra Corp. Ltd.                                              467
                                                                      ----------
                                                                          10,099
                                                                      ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    21,600   KDDI Corp.                                                    1,384
     1,424   Millicom International Cellular S.A.
                Swedish Depository Receipts                                  118
       600   SoftBank Corp.                                                   40

================================================================================

26  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
 1,037,338   Vodafone Group plc                                       $    3,791
   193,936   Vodafone Group plc ADR                                        7,088
                                                                      ----------
                                                                          12,421
                                                                      ----------
             Total Telecommunication Services                             22,520
                                                                      ----------
             UTILITIES (0.5%)
             ----------------
             ELECTRIC UTILITIES (0.3%)
   214,000   Cheung Kong Infrastructure Holdings Ltd.                      1,587
    15,000   Chubu Electric Power Co., Inc.*                                 175
     6,800   Chugoku Electric Power Co., Inc.                                 88
     1,354   EDF S.A.                                                         41
   325,357   EDP-Energias de Portugal S.A.                                 1,335
    78,010   Fortum Oyj                                                    1,957
     3,900   Hokuriku Electric Power Co.                                      50
    22,975   Iberdrola S.A.                                                  170
    15,500   Kansai Electric Power Co., Inc.*(d)                             155
     9,900   Kyushu Electric Power Co., Inc.*                                101
    39,500   Power Assets Holdings Ltd.                                      377
     2,470   Red Electrica Corporacion S.A.                                  226
     4,000   Shikoku Electric Power Co.*                                      50
    21,524   SSE plc                                                         551
    10,600   Tohoku Electric Power Co., Inc.                                 123
    30,600   Tokyo Electric Power Co., Inc.*                                 112
                                                                      ----------
                                                                           7,098
                                                                      ----------
             GAS UTILITIES (0.0%)
     6,932   Enagas S.A.                                                     232
    46,516   Snam S.p.A.                                                     247
                                                                      ----------
                                                                             479
                                                                      ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
     2,600   Electric Power Development Co. Ltd.                              90
                                                                      ----------
             MULTI-UTILITIES (0.2%)
   113,953   Centrica plc                                                    507
    45,038   E.ON SE                                                         798
   170,656   National Grid plc                                             2,479
                                                                      ----------
                                                                           3,784
                                                                      ----------
             WATER UTILITIES (0.0%)
    14,256   Severn Trent plc                                                455
                                                                      ----------
             Total Utilities                                              11,906
                                                                      ----------
             Total Common Stocks (cost: $297,984)                        330,642
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             PREFERRED STOCKS (0.1%)

             CONSUMER DISCRETIONARY (0.1%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.1%)
     1,180   Bayerische Motoren Werke AG                              $      100
     3,708   Volkswagen AG                                                   854
                                                                      ----------
                                                                             954
                                                                      ----------
             Total Consumer Discretionary                                    954
                                                                      ----------
             CONSUMER STAPLES (0.0%)
             -----------------------
             HOUSEHOLD PRODUCTS (0.0%)
     3,993   Henkel AG & Co. KGaA                                            443
                                                                      ----------
             Total Preferred Stocks (cost: $1,403)                         1,397
                                                                      ----------

             EXCHANGE-TRADED FUNDS (12.8%)
   319,748   EGShares Emerging Markets Consumer ETF                        8,672
   868,475   iShares Core MSCI EAFE ETF                                   50,424
 2,189,286   iShares Core MSCI Emerging Markets ETF                      108,983
   916,000   iShares MSCI EAFE ETF                                        58,615
 1,600,000   iShares MSCI Germany ETF                                     46,080
   154,620   iShares MSCI Philippines ETF                                  5,971
   153,062   iShares MSCI Turkey ETF                                       8,829
   107,983   SPDR S&P Emerging Markets SmallCap ETF                        5,037
   170,548   WisdomTree Emerging Markets Equity Income Fund                7,797
   182,288   WisdomTree Emerging Markets SmallCap Dividend Fund            8,194
   322,900   WisdomTree India Earnings Fund                                7,507
   112,700   WisdomTree Japan Hedged Equity Index Fund                     6,244
                                                                      ----------
             Total Exchange-Traded Funds (cost: $311,372)                322,353
                                                                      ----------
             Total International Equity Securities (cost: $610,759)      654,392
                                                                      ----------

             PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (2.6%)

             GOLD (1.4%)

             AFRICAN GOLD COMPANIES (0.2%)
   265,200   AngloGold Ashanti Ltd. ADR*                                   2,270
   340,000   Gold Fields Ltd. ADR                                          1,394
   545,000   Harmony Gold Mining Co. Ltd. ADR*                               932
                                                                      ----------
                                                                           4,596
                                                                      ----------
             AUSTRALIAN GOLD COMPANIES (0.1%)
   238,000   Newcrest Mining Ltd.*(c)                                      2,012
                                                                      ----------

================================================================================

28  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             EUROPEAN GOLD COMPANIES (0.1%)
    41,500   Randgold Resources Ltd. ADR                              $    2,684
                                                                      ----------
             NORTH AMERICAN GOLD COMPANIES (0.9%)
    77,000   Agnico-Eagle Mines Ltd.                                       1,809
   100,000   Alamos Gold, Inc.                                               689
   295,857   AuRico Gold, Inc.                                             1,018
   525,000   B2Gold Corp.*                                                   854
   157,000   Barrick Gold Corp.                                            1,867
   250,000   Centerra Gold, Inc.                                           1,154
   565,000   Dundee Precious Metals, Inc.*                                 1,462
   358,000   Eldorado Gold Corp.                                           2,245
    90,000   Goldcorp, Inc.                                                1,768
   390,000   IAMGOLD Corp.*                                                  823
   650,000   Kinross Gold Corp.*                                           1,820
   300,000   New Gold, Inc.*                                               1,203
    51,000   Newmont Mining Corp.                                            938
   121,400   Primero Mining Corp.*                                           495
    41,000   Royal Gold, Inc.                                              2,611
   387,884   Semafo, Inc.*                                                 1,153
   150,000   Yamana Gold, Inc.                                               567
                                                                      ----------
                                                                          22,476
                                                                      ----------
             SOUTH AMERICAN GOLD COMPANIES (0.1%)
   254,000   Compania de Minas Buenaventura S.A. ADR                       2,349
                                                                      ----------
             Total Gold (cost: $54,455)                                   34,117
                                                                      ----------

             SILVER (0.2%)
   235,000   Pan American Silver Corp.                                     2,200
   120,000   Silver Wheaton Corp.                                          2,390
    97,000   Tahoe Resources, Inc.*                                        1,549
                                                                      ----------
             Total Silver (cost: $8,062)                                   6,139
                                                                      ----------

             EXCHANGE-TRADED FUNDS (1.0%)
   297,334   iShares Silver Trust*                                         4,409
   178,295   SPDR Gold Shares*                                            19,989
                                                                      ----------
             Total Exchange-Traded Funds (cost: $34,763)                  24,398
                                                                      ----------
             Total Precious Metals and Commodity-Related
                Securities (cost: $97,280)                                64,654
                                                                      ----------

             GLOBAL REAL ESTATE EQUITY SECURITIES (0.4%)

             COMMON STOCKS (0.3%)

             DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
     5,700   Daiwa House Industry Co. Ltd.                                   108
   209,400   Henderson Land Development Co. Ltd.                           1,403

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
    14,500   Kerry Properties Ltd.                                    $       52
    74,147   Lend Lease Group                                                967
   159,000   New World Development Co. Ltd.                                  190
    20,000   Wheelock & Co. Ltd.                                             101
                                                                      ----------
                                                                           2,821
                                                                      ----------
             REITs - DIVERSIFIED (0.0%)
   108,472   BGP Holdings plc, acquired 8/06/2009; cost: $0*(b),(c)            -
    22,222   British Land Co. plc                                            267
    39,418   GPT Group                                                       139
    17,166   Land Securities Group plc                                       318
                                                                      ----------
                                                                             724
                                                                      ----------
             REITs - OFFICE (0.0%)
    54,380   Dexus Property Group                                            329
                                                                      ----------
             REITs - RETAIL (0.2%)
    54,000   CapitaMall Trust                                                 82
   696,104   Federation Centres                                            1,641
   308,921   INTU Properties plc                                           1,722
   340,500   Link REIT                                                     2,160
                                                                      ----------
                                                                           5,605
                                                                      ----------
             Total Common Stocks (cost: $8,532)                            9,479
                                                                      ----------
             PREFERRED STOCKS (0.1%)

             REITs - MORTGAGE (0.1%)
             -----------------------
    60,000   Arbor Realty Trust, Inc., 7.38% (cost: $1,500)                1,490
                                                                      ----------
             Total Global Real Estate Equity Securities
                (cost: $10,032)                                           10,969
                                                                      ----------

------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                            COUPON
(000)                                                              RATE          MATURITY
------------------------------------------------------------------------------------------------------------
            BONDS (32.8%)

            CORPORATE OBLIGATIONS (13.4%)

            CONSUMER DISCRETIONARY (0.1%)
            -----------------------------
            SPECIALTY STORES (0.1%)
$    2,000  Guitar Center, Inc.(a)                                 6.50%          4/15/2019            1,745
     1,000  Toys R Us Property Co. II, LLC                         8.50          12/01/2017            1,000
                                                                                                  ----------
                                                                                                       2,745
                                                                                                  ----------
               Total Consumer Discretionary                                                            2,745
                                                                                                  ----------

================================================================================

30  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                            COUPON                               VALUE
(000)        SECURITY                                              RATE          MATURITY              (000)
------------------------------------------------------------------------------------------------------------
             ENERGY (2.3%)
             -------------
             OIL & GAS DRILLING (0.1%)
$    1,799   Schahin II Finance Co.(a)                             5.88%          9/25/2023       $    1,587
                                                                                                  ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.5%)
     1,900   Alta Mesa Holdings, LP                                9.63          10/15/2018            1,852
     2,000   American Energy - Permian Basin, LLC(a)               7.13          11/01/2020            1,630
     2,000   California Resources Corp.(a)                         6.00          11/15/2024            1,794
     2,000   Fieldwood Energy, LLC(e)                              8.38           9/30/2020            1,824
     2,050   Rex Energy Corp.                                      8.88          12/01/2020            2,040
     1,000   Sabine Oil & Gas, LLC(e)                              8.75          12/31/2018              932
     2,000   Samson Investment Co.(e)                              5.00           9/25/2018            1,829
                                                                                                  ----------
                                                                                                      11,901
                                                                                                  ----------
             OIL & GAS STORAGE & TRANSPORTATION (1.7%)
    10,000   DCP Midstream, LLC(a)                                 5.85           5/21/2043            9,987
     8,680   Enbridge Energy Partners, LP                          8.05          10/01/2077            9,678
    13,030   Energy Transfer Partners, LP                          3.25(f)       11/01/2066           12,123
     7,980   Enterprise Products Operating, LLC                    7.00           6/01/2067            8,348
     1,900   Martin Midstream Partners, LP                         7.25           2/15/2021            1,891
     2,352   Southern Union Co.                                    3.25(f)       11/01/2066            1,953
                                                                                                  ----------
                                                                                                      43,980
                                                                                                  ----------
             Total Energy                                                                             57,468
                                                                                                  ----------
             FINANCIALS (8.0%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
    10,000   Prospect Capital Corp.                                5.00           7/15/2019           10,385
     8,010   State Street Capital Trust IV                         1.23(f)        6/01/2077            6,788
     2,400   Walter Investment Management Corp.                    7.88          12/15/2021            2,172
                                                                                                  ----------
                                                                                                      19,345
                                                                                                  ----------
             DIVERSIFIED BANKS (0.5%)
     5,000   JPMorgan Chase Capital XIII                           1.18(f)        9/30/2034            4,284
    10,000   JPMorgan Chase Capital XXI                            1.18(f)        1/15/2087            8,350
                                                                                                  ----------
                                                                                                      12,634
                                                                                                  ----------
             LIFE & HEALTH INSURANCE (1.4%)
    12,342   Lincoln National Corp.                                7.00           5/17/2066           12,651
     1,000   Lincoln National Corp.                                6.05           4/20/2067            1,015
     7,800   Prudential Financial, Inc.                            5.63           6/15/2043            8,093
     2,135   Prudential Financial, Inc.                            5.20           3/15/2044            2,135
    10,935   StanCorp Financial Group, Inc.                        6.90           6/01/2067           11,372
                                                                                                  ----------
                                                                                                      35,266
                                                                                                  ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                            COUPON                               VALUE
(000)        SECURITY                                              RATE          MATURITY              (000)
------------------------------------------------------------------------------------------------------------
             MULTI-LINE INSURANCE (1.4%)
$   15,127   Genworth Holdings, Inc.                               6.15%         11/15/2066       $   10,173
    12,255   Glen Meadow Pass-Through Trust(a)                     6.51           2/12/2067           12,102
    12,810   Nationwide Mutual Insurance Co.(a)                    5.81(f)       12/15/2024           12,826
                                                                                                  ----------
                                                                                                      35,101
                                                                                                  ----------
             MULTI-SECTOR HOLDINGS (0.2%)
     5,325   BNSF Funding Trust I                                  6.61          12/15/2055            6,021
                                                                                                  ----------
             PROPERTY & CASUALTY INSURANCE (2.0%)
    10,800   Allstate Corp.                                        5.75           8/15/2053           11,414
    10,000   AmTrust Financial Services, Inc.                      6.13           8/15/2023           10,572
    11,050   HSB Group, Inc.(c)                                    1.14(f)        7/15/2027            8,039
    14,215   Oil Insurance Ltd.(a)                                 3.22(f)                -(g)        13,133
     6,500   Travelers Companies, Inc.                             6.25           3/15/2067            7,077
                                                                                                  ----------
                                                                                                      50,235
                                                                                                  ----------
             REAL ESTATE DEVELOPMENT (0.1%)
     1,800   Forestar USA Real Estate Group, Inc.(a)               8.50           6/01/2022            1,838
                                                                                                  ----------
             REGIONAL BANKS (1.1%)
     1,000   Allfirst Preferred Capital Trust                      1.73(f)        7/15/2029              890
     8,000   Cullen/Frost Capital Trust II                         1.78(f)        3/01/2034            7,023
     4,000   First Maryland Capital Trust I                        1.23(f)        1/15/2027            3,600
     5,000   Fulton Capital Trust I                                6.29           2/01/2036            4,900
     2,000   Huntington Capital Trust II "B"                       0.86(f)        6/15/2028            1,720
     3,500   M&T Capital Trust I                                   8.23           2/01/2027            3,538
     5,039   Manufacturers & Traders Trust Co.                     5.63          12/01/2021            5,281
                                                                                                  ----------
                                                                                                      26,952
                                                                                                  ----------
             REINSURANCE (0.3%)
     4,000   Alterra USA Holdings Ltd.(a)                          7.20           4/14/2017            4,411
     3,750   Platinum Underwriters Finance, Inc.                   7.50           6/01/2017            4,238
                                                                                                  ----------
                                                                                                       8,649
                                                                                                  ----------
             REITs - RETAIL (0.1%)
     3,000   Brixmor, LLC                                          5.30           1/15/2015            3,015
                                                                                                  ----------
             THRIFTS & MORTGAGE FINANCE (0.1%)
     2,000   Ocwen Financial Corp.(a)                              6.63           5/15/2019            1,905
                                                                                                  ----------
             Total Financials                                                                        200,961
                                                                                                  ----------
             INDUSTRIALS (0.3%)
             ------------------
             AEROSPACE & DEFENSE (0.2%)
     1,250   Moog, Inc.(a)                                         5.25          12/01/2022            1,275
     3,000   Textron Financial Corp.(a)                            6.00           2/15/2067            2,767
                                                                                                  ----------
                                                                                                       4,042
                                                                                                  ----------

================================================================================

32  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                            COUPON                               VALUE
(000)        SECURITY                                              RATE          MATURITY              (000)
------------------------------------------------------------------------------------------------------------
             AIRLINES (0.0%)
$      873   America West Airlines, Inc. Pass-Through Trust (INS)  7.93%          7/02/2020       $      964
                                                                                                  ----------
             TRADING COMPANIES & DISTRIBUTORS (0.1%)
     3,137   ILFC E-Capital Trust I(a)                             4.84(f)       12/21/2065            2,996
                                                                                                  ----------
             Total Industrials                                                                         8,002
                                                                                                  ----------
             MATERIALS (0.1%)
             ----------------
             GOLD (0.1%)
CAD  3,000   Allied Nevada Gold Corp.(a)                           8.75           6/01/2019            1,062
                                                                                                  ----------
             UTILITIES (2.6%)
             ----------------
             ELECTRIC UTILITIES (0.9%)
     6,085   NextEra Energy Capital Holdings, Inc.                 6.35          10/01/2066            6,024
     7,000   NextEra Energy Capital Holdings, Inc.                 6.65           6/15/2067            7,092
       500   NextEra Energy Capital Holdings, Inc.                 7.30           9/01/2067              545
     7,400   PPL Capital Funding, Inc.                             6.70           3/30/2067            7,496
     4,041   Texas Competitive Electric Holdings Co., LLC(e),(h)   4.65          10/10/2017            2,938
                                                                                                  ----------
                                                                                                      24,095
                                                                                                  ----------
             MULTI-UTILITIES (1.7%)
     6,350   Dominion Resources, Inc.                              7.50           6/30/2066            6,779
     3,500   Dominion Resources, Inc.                              2.53(f)        9/30/2066            3,312
     5,291   Integrys Energy Group, Inc.                           6.11          12/01/2066            5,376
    12,464   Puget Sound Energy, Inc.                              6.97           6/01/2067           13,107
    13,000   Wisconsin Energy Corp.                                6.25           5/15/2067           13,273
                                                                                                  ----------
                                                                                                      41,847
                                                                                                  ----------
             Total Utilities                                                                          65,942
                                                                                                  ----------
             Total Corporate Obligations (cost: $306,672)                                            336,180
                                                                                                  ----------

             EURODOLLAR AND YANKEE OBLIGATIONS (4.2%)

             ENERGY (0.4%)
             -------------
             OIL & GAS STORAGE & TRANSPORTATION (0.4%)
     9,650   TransCanada Pipelines Ltd.                            6.35           5/15/2067            9,626
                                                                                                  ----------
             FINANCIALS (2.0%)
             -----------------
             DIVERSIFIED BANKS (1.1%)
     2,000   Barclays Bank plc                                     0.56(f)                -(g)         1,310
     5,485   Barclays Bank plc                                     0.63(f)                -(g)         3,606
    11,500   Barclays Bank plc                                     0.69(f)                -(g)         7,647
     2,000   Barclays Bank plc(a)                                  7.70                   -(g)         2,200
     2,000   Compass Bank                                          6.40          10/01/2017            2,204
     1,600   HSBC Bank plc                                         0.60(f)                -(g)         1,078
     8,000   HSBC Bank plc                                         0.69(f)                -(g)         5,390

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                            COUPON                               VALUE
(000)        SECURITY                                              RATE          MATURITY              (000)
------------------------------------------------------------------------------------------------------------
$    2,500   LBI HF, acquired 10/12/2007;
                cost $2,500(a),(b),(c),(h)                         7.43%                  -(g)    $        -
     5,150   Lloyds Bank plc                                       0.56(f)                -(g)         3,412
                                                                                                  ----------
                                                                                                      26,847
                                                                                                  ----------
             LIFE & HEALTH INSURANCE (0.4%)
     9,800   Great-West Life & Annuity Insurance Capital, LP(a)    7.15           5/16/2046           10,205
                                                                                                  ----------
             PROPERTY & CASUALTY INSURANCE (0.5%)
    11,850   QBE Capital Funding III Ltd.(a)                       7.25           5/24/2041           12,948
                                                                                                  ----------
             REGIONAL BANKS (0.0%)
     3,000   Glitnir Banki hf, acquired 9/11/2006 - 10/18/2006;
                cost $3,043(a),(b),(c),(h)                         7.45                   -(g)             -
                                                                                                  ----------
             Total Financials                                                                         50,000
                                                                                                  ----------
             INDUSTRIALS (0.1%)
             ------------------
             MARINE (0.1%)
     1,900   Navios Maritime Holdings, Inc.(a)                     7.38           1/15/2022            1,840
                                                                                                  ----------
             TRADING COMPANIES & DISTRIBUTORS (0.0%)
     1,300   Ashtead Capital, Inc.(a)                              5.63          10/01/2024            1,375
                                                                                                  ----------
             Total Industrials                                                                         3,215
                                                                                                  ----------
             MATERIALS (0.7%)
             ----------------
             DIVERSIFIED METALS & MINING (0.1%)
     1,900   Vedanta Resources plc(a)                              6.00           1/31/2019            1,838
                                                                                                  ----------
             GOLD (0.6%)
     9,200   Kinross Gold Corp.(a)                                 5.95           3/15/2024            8,808
     5,000   Newcrest Finance Proprietary Ltd.(a)                  4.45          11/15/2021            4,750
     4,200   St. Barbara Ltd.(a)                                   8.88           4/15/2018            3,444
                                                                                                  ----------
                                                                                                      17,002
                                                                                                  ----------
             Total Materials                                                                          18,840
                                                                                                  ----------
             TELECOMMUNICATION SERVICES (0.1%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
     3,000   NII International Telecom SCA(a),(h)                  7.88           8/15/2019            2,205
                                                                                                  ----------
             UTILITIES (0.9%)
             ----------------
             ELECTRIC UTILITIES (0.8%)
     4,000   EDP Finance B.V.(a)                                   4.13           1/15/2020            4,064
     7,400   Electricite De France S.A.(a)                         5.25                   -(g)         7,687
     6,800   Enel S.p.A.(a)                                        8.75           9/24/2073            7,959
     1,000   SPI Electricity Property Ltd. (INS)(a)                7.25          12/01/2016            1,086
                                                                                                  ----------
                                                                                                      20,796
                                                                                                  ----------

================================================================================

34  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                            COUPON                               VALUE
(000)        SECURITY                                              RATE          MATURITY              (000)
------------------------------------------------------------------------------------------------------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
$      700   AES Gener S.A.(a)                                     8.38%         12/18/2073       $      782
                                                                                                  ----------
             Total Utilities                                                                          21,578
                                                                                                  ----------
             Total Eurodollar and Yankee Obligations
                (cost: $103,778)                                                                     105,464
                                                                                                  ----------
             ASSET-BACKED SECURITIES (0.2%)

             FINANCIALS (0.2%)
             -----------------
             ASSET-BACKED FINANCING (0.2%)
     3,000   SLC Student Loan Trust                                0.68(f)        7/15/2036            2,692
     1,241   SLM Student Loan Trust                                0.78(f)       10/25/2038            1,133
                                                                                                  ----------
                                                                                                       3,825
                                                                                                  ----------
             Total Financials                                                                          3,825
                                                                                                  ----------
             Total Asset-Backed Securities (cost: $3,318)                                              3,825
                                                                                                  ----------
             COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

             FINANCIALS (0.1%)
             -----------------
     1,384   Sequoia Mortgage Trust                                1.06(f)        9/20/2033            1,212
     1,356   Wells Fargo Mortgage Backed Securities Trust          4.83(f)        4/25/2035            1,304
                                                                                                  ----------
                                                                                                       2,516
                                                                                                  ----------
             Total Collateralized Mortgage Obligations
                (cost: $2,556)                                                                         2,516
                                                                                                  ----------

             COMMERCIAL MORTGAGE SECURITIES (8.1%)

             FINANCIALS (8.1%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (8.1%)
     2,444   Banc of America Commercial Mortgage, Inc.(a)          5.23          12/10/2042            2,337
     2,000   Banc of America Commercial Mortgage, Inc.             4.77           7/10/2043            1,976
    10,000   Banc of America Commercial Mortgage, Inc.             6.05           7/10/2044           10,347
     8,500   Banc of America Commercial Mortgage, Inc.             5.76           5/10/2045            8,942
     2,000   Banc of America Commercial Mortgage, Inc.             5.42          10/10/2045            2,081
     6,000   Banc of America Commercial Mortgage, Inc.             5.35           9/10/2047            6,132
     5,277   Banc of America Commercial Mortgage, Inc.(a)          6.14           9/10/2047            5,407
     3,500   Banc of America Commercial Mortgage, Inc.             6.47           2/10/2051            3,768
     2,000   Bear Stearns Commercial Mortgage Securities, Inc.     5.59          12/11/2040            1,970
     4,000   Bear Stearns Commercial Mortgage Securities, Inc.     5.21           2/11/2041            4,008
     3,000   Bear Stearns Commercial Mortgage Securities, Inc.(a)  5.66           9/11/2041            2,932
     2,000   Bear Stearns Commercial Mortgage Securities, Inc.     5.60          10/12/2041            2,025
     1,600   CD Commercial Mortgage Trust                          5.69          10/15/2048            1,557
     8,000   Citigroup Commercial Mortgage Trust                   5.96           3/15/2049            8,371
     2,000   Citigroup Commercial Mortgage Trust                   6.34          12/10/2049            2,033

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                            COUPON                               VALUE
(000)        SECURITY                                              RATE          MATURITY              (000)
------------------------------------------------------------------------------------------------------------
$   10,000   Commercial Mortgage Loan Trust                        6.01%          7/10/2038       $   10,331
     6,000   Commercial Mortgage Loan Trust                        6.24          12/10/2049            6,204
     2,000   Commercial Mortgage Loan Trust(a)                     5.54          12/11/2049            2,102
     2,000   Credit Suisse Commercial
                Mortgage Pass-Through Trust                        6.00           6/15/2038            2,054
    16,400   Credit Suisse Commercial
                Mortgage Pass-Through Trust                        0.35           2/15/2040           14,228
     1,000   Credit Suisse First Boston
                Mortgage Securities Corp.                          0.40           4/15/2037              985
     8,000   GE Capital Commercial Mortgage Corp.                  5.27           3/10/2044            8,148
     2,000   GE Capital Commercial Mortgage Corp.                  5.49          11/10/2045            2,019
     9,355   GE Capital Commercial Mortgage Corp.                  5.61          12/10/2049            9,870
     3,500   GMAC Commercial Mortgage Securities, Inc.             4.97          12/10/2041            3,556
     1,000   GMAC Commercial Mortgage Securities, Inc.             4.98          12/10/2041            1,020
     4,000   GS Mortgage Securities Corp. II                       5.71           4/10/2038            4,127
     2,800   GS Mortgage Securities Corp. II                       4.78           7/10/2039            2,826
       625   J.P. Morgan Chase Commercial
                Mortgage Securities Corp.                          5.00          10/15/2042              641
    11,225   J.P. Morgan Chase Commercial
                Mortgage Securities Corp.                          5.04          10/15/2042           11,416
     8,000   J.P. Morgan Chase Commercial
                Mortgage Securities Corp.                          5.57           4/15/2043            8,330
     2,000   J.P. Morgan Chase Commercial
                Mortgage Securities Corp.                          5.56          12/15/2044            2,076
     2,000   J.P. Morgan Chase Commercial
                Mortgage Securities Corp.                          5.56          12/15/2044            2,063
     3,675   J.P. Morgan Chase Commercial
                Mortgage Securities Corp.                          6.06           4/15/2045            3,697
     5,000   J.P. Morgan Chase Commercial
                Mortgage Securities Corp.                          5.41           5/15/2047            4,309
     2,000   LB-UBS Commercial Mortgage Trust                      5.28           2/15/2041            2,034
     2,500   Merrill Lynch Mortgage Trust                          5.41           7/12/2038            2,463
     1,000   Merrill Lynch Mortgage Trust                          5.44           7/12/2038              955
    11,500   Merrill Lynch Mortgage Trust                          5.86           5/12/2039           11,592
     7,000   Merrill Lynch Mortgage Trust                          5.01          10/12/2041            7,022
     1,000   Merrill Lynch Mortgage Trust                          5.60           1/12/2044            1,020
     3,000   ML-CFC Commercial Mortgage Trust                      5.42           8/12/2048            3,172
     3,000   ML-CFC Commercial Mortgage Trust                      6.08           8/12/2049            3,080
     1,000   Morgan Stanley Capital I Trust                        5.67           3/12/2044            1,008
       878   Morgan Stanley Capital I, Inc.                        5.15           8/13/2042              892
       723   Morgan Stanley Capital I, Inc.                        5.17           8/13/2042              732

================================================================================

36  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                            COUPON                               VALUE
(000)        SECURITY                                              RATE          MATURITY              (000)
------------------------------------------------------------------------------------------------------------
$    3,400   Wachovia Bank Commercial Mortgage Trust               5.90%          5/15/2043       $    3,530
     1,337   Wachovia Bank Commercial Mortgage Trust(a)            4.99           5/15/2044            1,311
                                                                                                  ----------
                                                                                                     202,699
                                                                                                  ----------
             Total Financials                                                                        202,699
                                                                                                  ----------
             Total Commercial Mortgage Securities (cost: $184,504)                                   202,699
                                                                                                  ----------
             U.S. GOVERNMENT AGENCY ISSUES (0.0%)(i)

             MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.0%)
         3   Government National Mortgage Assn. I                  6.50           5/15/2023                3
        12   Government National Mortgage Assn. I                  6.50           4/15/2024               13
         9   Government National Mortgage Assn. I                  7.50           3/15/2017                9
         6   Government National Mortgage Assn. I                  7.50           3/15/2017                6
         2   Government National Mortgage Assn. I                  8.00          11/15/2016                2
         1   Government National Mortgage Assn. I                  8.50           6/15/2016                1
         1   Government National Mortgage Assn. I                  8.50           6/15/2016                1
         1   Government National Mortgage Assn. I                  8.50           7/15/2016                1
         1   Government National Mortgage Assn. I                  8.50           9/15/2016                1
         2   Government National Mortgage Assn. I                  8.50          12/15/2016                2
         1   Government National Mortgage Assn. I                  8.50           1/15/2017                1
         -   Government National Mortgage Assn. I                  9.00           9/15/2016                1
         -   Government National Mortgage Assn. I                  9.00          10/15/2016                1
         1   Government National Mortgage Assn. I                  9.50          11/15/2016                1
                                                                                                  ----------
                                                                                                          43
                                                                                                  ----------
             Total U.S. Government Agency Issues (cost: $40)                                              43
                                                                                                  ----------
             U.S. TREASURY SECURITIES (6.8%)

             BONDS (3.4%)
    81,500   3.13%, 8/15/2044                                                                         84,837
                                                                                                  ----------
             NOTES (3.4%)
    32,000   1.75%, 5/15/2022(l)                                                                      31,525
    37,500   2.38%, 8/15/2024                                                                         38,106
     7,000   2.50%, 5/15/2024                                                                          7,198
     8,000   2.75%, 11/15/2023                                                                         8,416
                                                                                                  ----------
                                                                                                      85,245
                                                                                                  ----------
             Total U.S. Treasury Securities (cost: $163,280)                                         170,082
                                                                                                  ----------
             Total Bonds (cost: $764,148)                                                            820,809
                                                                                                  ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                            COUPON                               VALUE
(000)        SECURITY                                              RATE          MATURITY              (000)
------------------------------------------------------------------------------------------------------------

             MONEY MARKET INSTRUMENTS (3.3%)

             COMMERCIAL PAPER (0.3%)

             MATERIALS (0.3%)
             ----------------
             COMMODITY CHEMICALS (0.3%)
$    6,444   Cabot Corp.(a),(j)                                    0.32%         12/01/2014       $    6,444
                                                                                                  ----------

------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (3.0%)
75,414,337   State Street Institutional Liquid Reserves
                Fund Premier Class, 0.08%(k)                                                          75,414
                                                                                                  ----------

------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
------------------------------------------------------------------------------------------------------------
             U.S. TREASURY BILLS (0.0%)
$      400   0.02%, 3/19/2015(l),(m)                                                                     400
                                                                                                  ----------
             Total Money Market Instruments (cost: $82,258)                                           82,258
                                                                                                  ----------

             TOTAL INVESTMENTS (COST: $2,258,572)                                                 $2,491,539
                                                                                                  ==========

------------------------------------------------------------------------------------------------------------
NUMBER OF
CONTRACTS
------------------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.0%)
     2,700   Put - iShares MSCI EAFE ETF
                expiring January 17, 2015 at 61 (cost: $240)                                      $      129
                                                                                                  ==========

------------------------------------------------------------------------------------------------------------
                                                                                                  UNREALIZED
NUMBER OF                                                                                       APPRECIATION/
CONTRACTS                                                       EXPIRATION       CONTRACT      (DEPRECIATION)
LONG/(SHORT)                                                       DATE         VALUE (000)             (000)
------------------------------------------------------------------------------------------------------------
             FUTURES (0.1%)
        32   Mini MSCI EAFE                                  12/19/2014      $2,938            $      (91)
                                                                             ======            ==========

================================================================================

38  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

---------------------------------------------------------------------------------------------------
($ IN 000s)                                           VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                         (LEVEL 1)           (LEVEL 2)       (LEVEL 3)
                                     QUOTED PRICES   OTHER SIGNIFICANT     SIGNIFICANT
                                 IN ACTIVE MARKETS          OBSERVABLE    UNOBSERVABLE
ASSETS                        FOR IDENTICAL ASSETS              INPUTS          INPUTS        TOTAL
---------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                         $  593,105            $      -          $    -   $  593,105
  Preferred Stocks                               -              32,317             750       33,067
  Exchange-Traded Funds                    204,643                   -               -      204,643
  Fixed-Income Exchange-
     Traded Funds                           27,642                   -               -       27,642
International Equity Securities:
  Common Stocks                            330,642                   -               -      330,642
  Preferred Stocks                           1,397                   -               -        1,397
  Exchange-Traded Funds                    322,353                   -               -      322,353
Precious Metals and
  Commodity-Related
  Securities:
  Gold                                      32,105               2,012               -       34,117
  Silver                                     6,139                   -               -        6,139
  Exchange-Traded Funds                     24,398                   -               -       24,398
Global Real Estate Equity
  Securities:
  Common Stocks                              9,479                   -               -        9,479
  Preferred Stocks                               -               1,490               -        1,490
Bonds:
  Corporate Obligations                          -             328,141           8,039      336,180
  Eurodollar and Yankee
     Obligations                                 -             105,464               -      105,464
  Asset-Backed Securities                        -               3,825               -        3,825
  Collateralized Mortgage
     Obligations                                 -               2,516               -        2,516
  Commercial Mortgage
     Securities                                  -             202,699               -      202,699
  U.S. Government
     Agency Issues                               -                  43               -           43
  U.S. Treasury Securities                 170,082                   -               -      170,082
Money Market Instruments:
  Commercial Paper                               -               6,444               -        6,444
  Money Market Funds                        75,414                   -               -       75,414
  U.S. Treasury Bills                          400                   -               -          400
Purchased Options                              129                   -               -          129
---------------------------------------------------------------------------------------------------
Total                                   $1,797,928            $684,951          $8,789   $2,491,668
---------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

---------------------------------------------------------------------------------------------------
                                         (LEVEL 1)           (LEVEL 2)        (LEVEL 3)
                                     QUOTED PRICES   OTHER SIGNIFICANT      SIGNIFICANT
                                 IN ACTIVE MARKETS          OBSERVABLE     UNOBSERVABLE
LIABILITIES                   FOR IDENTICAL ASSETS              INPUTS           INPUTS       TOTAL
---------------------------------------------------------------------------------------------------
Futures(1)                                   $(91)                 $-               $-         $(91)
---------------------------------------------------------------------------------------------------
Total                                        $(91)                 $-               $-         $(91)
---------------------------------------------------------------------------------------------------

(1) Futures are valued at the unrealized appreciation/depreciation on the investment.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

---------------------------------------------------------------------------------------------------
                                                                        PREFERRED         CORPORATE
                                                                           STOCKS       OBLIGATIONS
---------------------------------------------------------------------------------------------------
Balance as of May 31, 2014                                                $ 6,140            $8,619
Purchases                                                                       -                 -
Sales                                                                      (5,565)                -
Transfers into Level 3                                                          -                 -
Transfers out of Level 3                                                        -                 -
Net realized gain (loss) on investments                                      (385)                -
Change in net unrealized appreciation/depreciation of investments             560              (580)
---------------------------------------------------------------------------------------------------
Balance as of November 30, 2014                                           $   750            $8,039
---------------------------------------------------------------------------------------------------

For the period of June 1, 2014, through November 30, 2014, common stocks with a fair value of $3,956,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. At November 30, 2014, closing prices were not adjusted for these securities. Common stocks with a fair value of $2,157,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. Such adjustments were not made at the end of the prior reporting period. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

40  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 32.1% of net assets at November 30, 2014.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o  CATEGORIES AND DEFINITIONS

   ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  41

================================================================================

   the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

   COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

   EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

   CAD       Canadian dollars

   REIT      Real estate investment trust

   CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

================================================================================

42  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

   (INS) Principal and interest payments are insured by AMBAC Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

   (b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at November 30, 2014, was $750,000, which represented less than 0.1% of the Fund's net assets.

   (c) Security was fair valued at November 30, 2014, by the Manager in accordance with valuation procedures approved the Board. The total value of all such securities was $10,801,000, which represented 0.4% of the Fund's net assets.

   (d) The security, or a portion thereof, is segregated to cover the value of open futures contracts at November 30, 2014.

   (e) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at November 30, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  43

================================================================================

   (f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at November 30, 2014.

   (g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

   (h) At November 30, 2014, the issuer was in default with respect to interest and/or principal payments.

   (i) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or
        FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

   (j) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected

================================================================================

44  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

        in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

   (k) Rate represents the money market fund annualized seven-day yield at November 30, 2014.

   (l) Securities and cash with a value of $33,891,000 are segregated as collateral for initial margin requirements on open futures contracts.

   (m) Securities offered at a discount to face value rather than at a stated coupon rate. Rates represent the discount rates at purchase date.

   (n)  In U.S. dollars unless otherwise noted.

   *    Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  45

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $2,258,572)                    $2,491,539
   Purchased options, at market value (cost of $240)                                         129
   Cash                                                                                    3,563
   Cash denominated in foreign currencies (identified cost of $900)                          874
   Receivables:
       Capital shares sold                                                                 1,199
       Dividends and interest                                                             10,756
       Securities sold                                                                     9,062
       Other                                                                                  55
                                                                                      ----------
           Total assets                                                                2,517,177
                                                                                      ----------
LIABILITIES
   Payables:
       Securities purchased                                                                9,917
       Capital shares redeemed                                                               740
   Variation margin on futures contracts                                                      24
   Accrued management fees                                                                 1,536
   Accrued administration and servicing fees                                                  10
   Accrued transfer agent's fees                                                              60
   Other accrued expenses and payables                                                       131
                                                                                      ----------
           Total liabilities                                                              12,418
                                                                                      ----------
               Net assets applicable to capital shares outstanding                    $2,504,759
                                                                                      ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                    $2,254,675
   Accumulated undistributed net investment income                                        51,588
   Accumulated net realized loss on investments, options,
       and futures transactions                                                          (34,164)
   Net unrealized appreciation of investments, options,
       and futures contracts                                                             232,765
   Net unrealized depreciation of foreign currency translations                             (105)
                                                                                      ----------
               Net assets applicable to capital shares outstanding                    $2,504,759
                                                                                      ==========
   Capital shares outstanding, unlimited number of shares authorized,
       no par value                                                                       94,858
                                                                                      ==========
   Net asset value, redemption price, and offering price per share                    $    26.41
                                                                                      ==========

See accompanying notes to financial statements.

================================================================================

46  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $241)                                    $ 18,525
   Interest                                                                               23,090
                                                                                        --------
           Total income                                                                   41,615
                                                                                        --------
EXPENSES
   Management fees                                                                         9,412
   Administration and servicing fees                                                       1,882
   Transfer agent's fees                                                                   2,614
   Custody and accounting fees                                                               253
   Postage                                                                                   129
   Shareholder reporting fees                                                                 71
   Trustees' fees                                                                             12
   Registration fees                                                                          26
   Professional fees                                                                          71
   Other                                                                                      19
                                                                                        --------
            Total expenses                                                                14,489
                                                                                        --------
NET INVESTMENT INCOME                                                                     27,126
                                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, OPTIONS, AND FUTURES CONTRACTS
   Net realized gain (loss) on:
       Unaffiliated transactions                                                          77,940
       Affiliated transactions (Note 7)                                                      198
       Foreign currency transactions                                                        (144)
       Options                                                                            (5,214)
       Futures transactions                                                                1,495
   Change in net unrealized appreciation/depreciation of:
       Investments                                                                       (68,140)
       Foreign currency translations                                                         (99)
       Options                                                                             5,016
       Futures contracts                                                                  (1,157)
                                                                                        --------
           Net realized and unrealized gain                                                9,895
                                                                                        --------
  Increase in net assets resulting from operations                                      $ 37,021
                                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  47

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2014 (unaudited), and year ended May 31,
2014

----------------------------------------------------------------------------------------------
                                                                   11/30/2014        5/31/2014
----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                           $   27,126       $   57,986
   Net realized gain on investments                                    78,138          107,337
   Net realized loss on foreign currency transactions                    (144)             (44)
   Net realized loss on options                                        (5,214)         (17,283)
   Net realized gain (loss) on futures transactions                     1,495              (86)
   Change in net unrealized appreciation/depreciation of:
       Investments                                                    (68,140)          90,200
       Foreign currency translations                                      (99)              27
       Options                                                          5,016           (8,115)
       Futures contracts                                               (1,157)           1,066
                                                                   ---------------------------
       Increase in net assets resulting from operations                37,021          231,088
                                                                   ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                    -          (55,904)
                                                                   ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                          132,720          315,849
   Reinvested dividends                                                     -           55,317
   Cost of shares redeemed                                           (156,469)        (349,623)
                                                                   ---------------------------
       Increase (decrease) in net assets from capital
           share transactions                                         (23,749)          21,543
                                                                   ---------------------------
   Net increase in net assets                                          13,272          196,727

NET ASSETS
   Beginning of period                                              2,491,487        2,294,760
                                                                   ---------------------------
   End of period                                                   $2,504,759       $2,491,487
                                                                   ===========================
Accumulated undistributed net investment income:
   End of period                                                   $   51,588       $   24,462
                                                                   ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                          5,059           12,710
   Shares issued for dividends reinvested                                   -            2,227
   Shares redeemed                                                     (5,964)         (14,098)
                                                                   ---------------------------
       Increase (decrease) in shares outstanding                         (905)             839
                                                                   ===========================

See accompanying notes to financial statements.

================================================================================

48  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Cornerstone Moderately Aggressive Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek capital appreciation with a secondary focus on current income.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

    fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair

================================================================================

50  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

        value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6. Repurchase agreements are valued at cost, which approximates market value.

    7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    8.  Options are valued by a pricing service at the National Best Bid/Offer
        (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

    9. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

   10. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities

================================================================================

52  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

    include certain equity securities which are valued based on methods discussed in Notes 1A1 and 1A2, certain bonds, which are valued based on methods discussed in Note 1A5, and commercial paper, which is valued at amortized cost.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by discounted prior tender offer or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

    Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

    futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at November 30, 2014 did not include master netting provisions.

    FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

================================================================================

54  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

    Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

    Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

    In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF NOVEMBER 30, 2014* (IN THOUSANDS)

                                   ASSET DERIVATIVES              LIABILITY DERIVATIVES
------------------------------------------------------------------------------------------
                          STATEMENT OF                          STATEMENT OF
DERIVATIVES NOT           ASSETS AND                            ASSETS AND
ACCOUNTED FOR AS          LIABILITIES                           LIABILITIES
HEDGING INSTRUMENTS       LOCATION             FAIR VALUE       LOCATION        FAIR VALUE
------------------------------------------------------------------------------------------
Equity contracts          Purchased options;   $38**             -                $-
                          Net unrealized
                          appreciation of
                          investments,
                          options, and
                          futures contracts
------------------------------------------------------------------------------------------

 * For open derivative instruments as of November 30, 2014, see the portfolio of investments, which also is indicative of activity for the six-month period ended November 30, 2014.

** Includes cumulative appreciation (depreciation) of futures as reported on the portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

      THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 2014 (IN THOUSANDS)

                                                                                    CHANGE IN
                                                                                    UNREALIZED
DERIVATIVES NOT                                                                     APPRECIATION
ACCOUNTED FOR AS         STATEMENT OF                     REALIZED GAIN (LOSS)      (DEPRECIATION)
HEDGING INSTRUMENTS      OPERATIONS LOCATION              ON DERIVATIVES            ON DERIVATIVES
--------------------------------------------------------------------------------------------------
Interest rate            Net realized and                      $ 1,506                   $ (852)
contracts                unrealized gain (loss)
                         on futures transactions/
                         Change in unrealized
                         appreciation
                         (depreciation) of
                         futures contracts
--------------------------------------------------------------------------------------------------
Equity contracts         Net realized gain (loss)               (5,225)                   4,711
                         on options and futures
                         transactions/Change in net
                         unrealized appreciation
                         (depreciation) of options
                         and futures contracts
--------------------------------------------------------------------------------------------------
Total                                                          $(3,719)                  $3,859
--------------------------------------------------------------------------------------------------

================================================================================

56  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

    gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

H. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2014, there were no custodian and other bank credits.

I. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

58  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2014, the Fund paid CAPCO facility fees of $6,000, which represents 3.7% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2014.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2015, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2014, the Fund had pre-enactment capital loss carryforwards of $107,438,000, and no post-enactment capital loss carryforwards, for federal income tax purposes. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire in 2018. It is unlikely that

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

For the six-month period ended November 30, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2014, were $793,219,000 and $785,430,000, respectively.

As of November 30, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2014, were $309,212,000 and $76,356,000, respectively, resulting in net unrealized appreciation of $232,856,000.

For the six-month period ended November 30, 2014, transactions in written call and put options* were as follows:

                                                                         PREMIUMS
                                                    NUMBER OF            RECEIVED
                                                    CONTRACTS             (000's)
                                                   -------------------------------
Outstanding May 31, 2014                               19,550             $ 2,366
Options written                                             -                   -
Options terminated in closing purchase transactions    (1,050)               (127)
Options expired                                       (18,500)             (2,239)
                                                   -------------------------------
Outstanding at November 30, 2014                            -             $     -
                                                   ===============================

*Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

================================================================================

60  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is also authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager is also responsible for allocating assets to the subadviser(s). The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Index over the performance period. The Lipper Index tracks the total return performance of the 30 largest funds within a category consisting of funds that allocate their investments across various asset classes, including both domestic and foreign stocks, bonds, and money market instruments with a focus on total return, and which have at least 25% of their portfolio invested in securities traded outside of the United States. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                       ANNUAL ADJUSTMENT RATE (IN BASIS POINTS
RELATIVE TO INDEX (IN BASIS POINTS)(1)       AS A % OF THE FUND'S AVERAGE NET ASSETS)(1)
---------------------------------------------------------------------------------------
+/- 100 to 400                               +/- 4
+/- 401 to 700                               +/- 5
+/- 701 and greater                          +/- 6

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point. Average net assets are calculated over a rolling 36-month period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended November 30, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $9,412,000.

B. SUBADVISORY ARRANGEMENT(S) - The Manager has entered into an investment subadvisory agreement with Quantitative Management Associates, LLC (QMA), under which QMA directs the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays QMA a subadvisory fee in the annual amount of 0.25% of the portion of the Fund's average net assets that QMA manages. For the six-month period ended November 30, 2014, the Manager incurred subadvisory fees, paid or payable to QMA, of $380,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2014, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,882,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2014, the Fund reimbursed the Manager $40,000 for these compliance and legal

================================================================================

62  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

    services. These expenses are included in the professional fees on the Fund's statement of operations.

D.  TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended November 30, 2014, the Fund incurred transfer agent's fees, paid or payable to SAS, of $2,614,000.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended November 30, 2014, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.


                                                                       NET REALIZED
                                                          COST TO         GAIN TO
      SELLER                         PURCHASER           PURCHASER        SELLER
-----------------------------------------------------------------------------------
USAA Cornerstone Moderately    USAA Real
 Aggressive Fund                Return Fund              $2,094,000      $123,000
USAA Cornerstone Moderately    USAA Cornerstone
 Aggressive Fund                Aggressive Fund             644,000        32,000
USAA Cornerstone Moderately    USAA Cornerstone
 Aggressive Fund                Moderately Conservative
                                Fund                        953,000        43,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                             NOVEMBER 30,                       YEAR ENDED MAY 31,
                           ---------------------------------------------------------------------------------
                                 2014          2014          2013          2012          2011           2010
                           ---------------------------------------------------------------------------------
Net asset value at
 beginning of period       $    26.02    $    24.17    $    21.48     $   24.05    $    20.43     $    17.21
                           ---------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income            .29           .62           .61           .65           .57            .65
 Net realized and
  unrealized gain (loss)          .10          1.83          2.69         (2.58)         3.67(a)        3.19
                           ---------------------------------------------------------------------------------
Total from investment
 operations                       .39          2.45          3.30         (1.93)         4.24           3.84
                           ---------------------------------------------------------------------------------
Less distributions from:
 Net investment income              -          (.60)         (.61)         (.64)         (.62)          (.62)
                           ---------------------------------------------------------------------------------
Net asset value at
 end of period             $    26.41    $    26.02    $    24.17    $    21.48    $    24.05     $    20.43
                           =================================================================================
Total Return (%)*                1.50         10.24         15.49         (7.96)        20.93(a)       22.31
Net assets at
 end of period (000)       $2,504,759    $2,491,487    $2,294,760    $2,030,805    $2,294,249     $1,924,153
Ratios to average
 net assets:**
 Expenses (%)(b)                 1.15(e)       1.18(c)       1.22          1.27          1.25(c)        1.19
 Expenses, excluding
   reimbursements (%)(b)         1.15(e)       1.18          1.22          1.27          1.27           1.31
 Net investment income (%)       2.16(e)       2.46          2.54          2.87          2.51           3.23
Portfolio turnover (%)             33            57            81            77(d)        117            151

 *  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
**  For the six-month period ended November 30, 2014, average net assets were $2,503,889,000.
(a) During the year ended May 31, 2011, the Manager reimbursed the Fund $10,000 for a loss incurred from the disposal of an investment in error. The effect of this reimbursement of the Fund's net realized loss and total return was less than $0.01/0.01% per share.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly.
    The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                    -          (.00%)(+)     (.00%)(+)     (.00%)(+)     (.00%)(+)      (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Prior to October 13, 2013, the Manager voluntarily agreed to limit the annual expenses of the Fund to
    1.28% of the Fund's average net assets. Prior to October 1, 2010, the voluntary expense limit was 1.19%.
(d) Trading activity due to changes in subadvisers and asset allocation strategies.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

64  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2014, through November 30, 2014.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to

--------------------------------------------------------------------------------

                                                           EXPENSE EXAMPLE |  65

--------------------------------------------------------------------------------

compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                             EXPENSES PAID
                                     BEGINNING             ENDING            DURING PERIOD*
                                    ACCOUNT VALUE       ACCOUNT VALUE         JUNE 1, 2014 -
                                     JUNE 1, 2014      NOVEMBER 30, 2014    NOVEMBER 30, 2014
                                    ---------------------------------------------------------
Actual                              $1,000.00              $1,015.00               $5.81
Hypothetical
  (5% return before expenses)        1,000.00               1,019.30                5.82

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of 1.50% for the six-month period of June 1, 2014, through November 30, 2014.

================================================================================

66  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      USAA.COM select your mutual fund
AT USAA.COM                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

200991-0115

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA        We know what it means to serve.(R)

=============================================================================
27800-0115                                 (C)2015, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     01/26/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     01/27/2015
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     01/27/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.